As filed with the Securities and Exchange Commission on April 29,2004
                       1933 Act Registration No. 333-77993
                       1940 Act Registration No. 811-09277

                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [  X  ]
                                                                      -----
          Pre-Effective Amendment No.     [     ]                    [     ]
                                           -----                      -----
          Post-Effective Amendment No.    [  X  ]                    [  9  ]
                    and/or                 -----                      -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [  X  ]

          Amendment No.   [  X  ]                    [  9  ]
                           -----                      -----
                          (Check appropriate box or boxes)


                                VIKING MUTUAL FUNDS
                                -------------------
                 (Exact Name of the Registrant as Specified in Charter)
                                1400 14th Avenue SW
                             Minot, North Dakota 58701
                     (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (701) 852-1264

                          Shannon D. Radke, President
                              Viking Mutual Funds
                              1400 14th Avenue SW
                           Minot, North Dakota 58701

                                   Copy to:
                              Fatima Sulaiman, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                   2nd Floor
                            Washington, D.C. 20036-1800
                    (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous


It is proposed that this filing will become effective (check appropriate box)
   [ ]immediately upon filing pursuant to paragraph (b)
   [ ] on (date) pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)(1)
   [ ] on April 30, 2005 pursuant to paragraph (a)(1)
   [ ] 75 days after filing pursuant to paragraph (a)(2)
   [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                             VIKING MUTUAL FUNDS

               CONTENTS OF REGISTRATION STATMENT ON FORM N-1A

     This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-1A

     Viking Tax-Free Fund for Montana
     --------------------------------
     Viking Tax-Free Fund for North Dakota
     -------------------------------------
     Viking Large-Cap Value Fund
     ---------------------------
     Viking Small-Cap Value Fund
     ---------------------------

     Part A - Prospectus

     Part B - Statement of Additional Information

     Part C - Other Information

Signature Pages

Exhibits

VIKING MUTUAL FUNDS



PROSPECTUS  April 30,2005

Viking Mutual Funds
P.O. Box 500
Minot, ND  58702




This prospectus describes four funds managed by Viking Fund
Management, LLC:


Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
Viking Large-Cap Value Fund
Viking Small-Cap Value Fund




Mutual funds:
* are not insured by the FDIC or any other government agency
* have no bank guarantees
* may lose value, so an investor may lose money




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Page

VIKING TAX-FREE FUND FOR MONTANA	1
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES	1
PRINCIPAL RISK FACTORS	2
FEE AND EXPENSE INFORMATION	4
VIKING TAX-FREE FUND FOR NORTH DAKOTA	6
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES	6
PRINCIPAL RISK FACTORS	7
FEE AND EXPENSE INFORMATION	9
VIKING LARGE-CAP VALUE FUND	11
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES	11
PRINCIPAL RISK FACTORS	11
FEE AND EXPENSE INFORMATION	13
VIKING SMALL-CAP VALUE FUND	15
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES	15
PRINCIPAL RISK FACTORS	15
FEE AND EXPENSE INFORMATION	16
DISTRIBUTIONS AND TAXES	18
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS	18
TAXES	18
MANAGEMENT	20
FINANCIAL HIGHLIGHTS	20
YOUR ACCOUNT	23
SALES CHARGES	23
SALES CHARGE REDUCTIONS AND WAIVERS	24
BUYING SHARES	24
 INVESTOR SERVICES	26
 SELLING SHARES	28
 ACCOUNT POLICIES	30
 QUESTIONS	32
ADDITIONAL INFORMATION	33
ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS	33
STATEMENT OF ADDITIONAL INFORMATION (SAI)	33


VIKING TAX-FREE FUND FOR MONTANA

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Viking Tax-Free Fund for Montana seeks the highest level of current income that is exempt from federal and Montana personal income taxes and is consistent with preservation of capital. The Fund is not an appropriate investment for qualified retirement plans and individual retirement accounts.

To pursue its objective, the Fund normally invests:

* at least 80% of its net assets in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax;

* at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from Montana personal income taxes, although the Fund tries to invest all of its assets in these securities.

Municipal securities are debt obligations issued by state or local government entities to fund various public projects, including, but not limited to, the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include:

* to refund outstanding obligations

* to obtain funds for general operating expenses

* to obtain funds to loan to other public institutions and facilities

The two general classifications of municipal securities are general obligation and revenue bonds. General obligation bonds are secured by the issuers pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Funds portfolio by selecting securities that it believes will provide the best balance between risk and return within the Funds range of allowable investments. When a security no longer meets the Fund's investment criteria, the investment manger will consider selling it.

The Fund may invest up to 30% of its net assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and
Guam), the interest on which is exempt from federal and Montana personal income taxes. The Fund may invest up to 20% of its net assets in private activity bonds, the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

The Fund may invest more than 25% of its net assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation or pollution control. Economic, business, political or other changes can affect all securities of a similar type.

All of the municipal securities in which the Fund invests are rated investment Grade (BBB- or higher at the time of purchase by a nationally recognized statistical rating service such as Standard and Poors or Moodys Investors Service, Inc. or are of comparable quality as determined by the Funds investment manager.

Under normal circumstances, the Fund will maintain an average stated maturity At between eight and twenty-two years and will maintain a duration at between Four and fourteen years. Duration is a mathematical calculation of the average life of a bond or the bonds in a bond mutual fund. It is a useful measure of sensitivity to interest rate changes - the longer a Funds duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents. These short-term investments may be taxable.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See Investment Restrictions in the Funds Statement of Additional Information
(SAI) for more information.

PRINCIPAL RISK FACTORS

General risk. There is no assurance that the Fund will meet its investment goal. The Funds share price, and the value of your investment, may change. When the value of the Funds investments goes down, so does its share price. Similarly, when the value of the Funds investments goes up, its share price does as well. Since the value of the Funds shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified Fund. Because the Fund is a non-diversified Fund, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Single-state Fund. Because the Fund focuses its investments in the municipal securities of Montana, adverse economic, political or regulatory occurrences in Montana will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. Montanas economy is based primarily on agriculture, tourism, mining and the processing of minerals and agricultural / forest products. Specific issues may arise pertaining to these sectors that may have an impact on the ability of local municipal securities issuers to meet their obligations.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

Maturity. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuers financial strength or in a securitys credit rating may affect its value. Even securities supported by credit enhancements have the credit risk of the entity providing the credit support. Changes in the credit quality of the credit provider could affect the value of the security and the Funds share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund's investment manager will determine which rating it believes best reflects the security's quality and risk at that time.

Moody's considers debt securities rated Baa to have speculative characteristics. Debt securities rated below Baa/BBB are deemed by rating agencies to be speculative and may involve major risk of exposure to adverse conditions.

Call risk. Call risk is the likelihood that a security will be prepaid (or called) before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Portfolio strategy. The investment managers skill in choosing appropriate investments for the Fund will determine in part the Funds ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Funds real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds.

More detailed information about the Fund, its policies and risks can be found in the Funds SAI.

Additionally, a description of the Fund's policies and procedures with respect To the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

PERFORMANCE

This bar chart and table show the volatility of the Funds returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Funds returns from year to year over the past five calendar years. The table shows how the Funds average annual total returns compare to those of a broad-based securities market index. Of course, the Fund's performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS1

[bar chart]
Year 2004     4.05%
Year 2003     4.45%
Year 2002     9.90%
Year 2001     4.48%
Year 2000    10.23%

During the periods illustrated in this bar chart, the Funds highest quarterly return was 4.89% for the quarter ended September 30, 2002 and its lowest quarterly return was (2.18)% for the quarter ended June 30, 2004.

Average Annual Total Returns
For the periods ended December 31, 2003

                                                                  Since
                                                                Inception
                                            1 Year    5 Year    (08/03/99)

Return Before Taxes2                       -0.63%     5.62%       4.28%

Return After Taxes on Distributions2       -0.63%     5.59%       4.26%

Return After Taxes on Distributions
  And Sales of Fund Shares2                -0.41%     4.82%       3.67%

Lehman Brothers Municipal Bond Index3       4.47%     7.21%       6.33%


1. The figures do not reflect the sales charge. If they did, the return would be lower.
2. Figures reflect maximum sales charges. All Fund performance assumes reinvestment of dividends and capital gains. After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investors tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3. The Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. The Index is comprised of a broad range of investment grade municipal bonds. If you could buy all the securities that make up the index, you would incur expenses that would affect your investments return.


FEE AND EXPENSE INFORMATION

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the Your Account section of this prospectus.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of offering price)		3.75%

Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)			1.00%1

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions					None

Redemption Fee (as percentage of amount
    redeemed, if applicable)					None

Exchange Fee							None


Annual Fund operating expenses:  Expenses that are deducted from Fund assets.

Management Fees							0.60%
Distribution (12b-1) Fees					0.25%
Other Expenses							0.21%

Total Annual Fund Operating Expenses				1.06%

Less Expense Reimbursement2			               (0.21%)

Net Expenses							0.85%

1Investments for which the initial sales charge was waived and your investment representative was paid a commission will be subject to a limited contingent deferred sales charge of 1% for redemptions within 1 year of purchase and 0.50% for those within 2 years of (See page 24).

2The Funds investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Funds total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. This contractual waiver may not be altered by the investment manager during the stated period.


EXAMPLE

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and Net Annual Fund Operating Expenses remaining the same each year. The example is hypothetical: actual Fund expenses and returns vary from year to year.

Fees and expenses after:

1 Year			$457

3 Years			$629

5 Years			$824

10 Years*		$1,492

*The waiver and reimbursement arrangement agreed to by the investment manager, if not extended, will terminate on August 1, 2009. Accordingly the 10 Years example reflects the waiver only for the first five years.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's Financial performance. All "per share" information reflects financial results For a single Fund share. The information for the fiscal years ended December 31, 2004, 2003, 2002, 2001 and 2000 have been audited by Brady, Martz and Associates P.C.

The Funds' annual reports are available upon request by calling 800-933-8413.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for Montana

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    For the Period
                                            01/01/04-     01/01/03-    01/01/02-   01/01/01-   01/01/00-
                                            12/31/04      12/31/03     12/31/02    12/31/01    12/31/00
                                            ------------------------------------------------------------
Net asset value, beginning of period         $10.20        $10.18        $9.74        $9.82        $9.41
                                            ------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                          0.38          0.42         0.46         0.51         0.52
Net realized and unrealized gain
   (loss) on investments                       0.02          0.02         0.48        (0.08)        0.41
                                            ------------------------------------------------------------
Total from investment operations               0.40         0.44         0.94         0.43         0.93
                                            ------------------------------------------------------------
Less distributions from:
Net investment income                         (0.38)        (0.42)       (0.46)       (0.51)       (0.52)
Net realized gains                                -             -        (0.04)           -            -
                                            ------------------------------------------------------------
Total distributions                           (0.38)        (0.42)       (0.50)       (0.51)       (0.52)
                                            ------------------------------------------------------------
Net asset value, end of period               $10.22        $10.20       $10.18        $9.74        $9.82
                                            ------------------------------------------------------------
Total return1                                  4.05%         4.45%        9.90%        4.48%       10.23%
                                            ------------------------------------------------------------

Ratios/supplemental data:
Net assets, end of period (000's)           $12,206       $12,634       $8,513       $3,549       $1,131
Ratio of net expenses to average net assets  0.41%2         0.31%2       0.15%2       0.06%2       0.01%2
Ratio of net investment income to
   average net assets                        3.78%4         4.13%        4.58%        5.06%         5.13%
Portfolio turnover rate                     26.55%         24.72%       40.09%        6.14%        21.12%

1Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
2Viking Fund Management, LLC, the Fund's investment manager, has contractually
agreed to waive     its fees or reimburse the Fund for its expenses through
August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $42,624 $114,564, $67,712, $30,300 and $17,505
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.05%, 1.09%, 1.30%, 1.60% and 4.79% respectively.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Viking Tax-Free Fund for North Dakota seeks the highest level of current income that is exempt from federal and North Dakota personal income taxes and is consistent with preservation of capital. The Fund is not an appropriate investment for qualified retirement plans and individual retirement accounts.

To pursue its objective, the Fund normally invests:

* at least 80% of its net assets in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax;

* at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from North Dakota personal income taxes, although the Fund tries to invest all of its assets in these securities.

Municipal securities are debt obligations issued by state or local government entities to fund various public projects, including, but not limited to, the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include:

* to refund outstanding obligations

* to obtain funds for general operating expenses

* to obtain funds to loan to other public institutions and facilities

The two general classifications of municipal securities are general obligation and revenue bonds. General obligation bonds are secured by the issuers pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Funds portfolio by selecting securities that it believes will provide the best balance between risk and return within the Funds range of allowable investments. When a security no longer meets the Fund's investment criteria, the investment manager will consider selling it.

The Fund may invest up to 30% of its net assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and
Guam), the interest on which is exempt from federal and North Dakota personal income taxes. The Fund may invest up to 20% of its net assets in private activity bonds, the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

The Fund may invest more than 25% of its net assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation or pollution control. Economic, business, political or other changes can affect all securities of a similar type.

All of the municipal securities in which the Fund invests are rated investment Grade (BBB- or higher at the time of purchase by a nationally recognized statistical rating service such as Standard and Poors or Moodys Investors Service, Inc. or are of comparable quality as determined by the Funds investment manager.

Under normal circumstances, the Fund will maintain an average stated maturity at between eight and twenty-two years and will maintain a duration at between four and fourteen years. Duration is a mathematical calculation of the average life of a bond or the bonds in a bond mutual fund. It is a useful measure of sensitivity to interest rate changes - the longer a Funds duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents. These short-term investments may be taxable.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See Investment Restrictions in the Funds Statement of Additional Information
(SAI) for more information.

PRINCIPAL RISK FACTORS

General risk. There is no assurance that the Fund will meet its investment goal. The Funds share price, and the value of your investment, may change. When the value of the Funds investments goes down, so does its share price. Similarly, when the value of the Funds investments goes up, its share price does as well. Since the value of the Funds shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified Fund. Because the Fund is a non-diversified Fund, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Single-state Fund. Because the Fund focuses its investments in the municipal securities of North Dakota, adverse economic, political or regulatory occurrences in North Dakota will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. North Dakotas economy is based primarily on agriculture, mining and energy. Specific issues may arise pertaining to these sectors that may have an impact on the ability of local municipal securities issuers to meet their obligations.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

Maturity. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuers financial strength or in a securitys credit rating may affect its value. Even securities supported by credit enhancements have the credit risk of the entity providing the credit support. Changes in the credit quality of the credit provider could affect the value of the security and the Funds share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund's investment manager will determine which rating it believes best reflects the security's quality and risk at that time.

Moody's considers debt securities rated Baa to have speculative characteristics. Debt securities rated below Baa/BBB are deemed by rating agencies to be speculative and may involve major risk of exposure to adverse conditions.

Call risk. Call risk is the likelihood that a security will be prepaid (or called) before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Portfolio strategy. The investment managers skill in choosing appropriate investments for the Fund will determine in part the Funds ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Funds real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds.

More detailed information about the Fund, its policies and risks can be found in the Funds SAI.

Additionally, a description of the Fund's policies and procedures with respect To the disclosure of the Fund's portfolio securities is available in the Fund's SAI.


PERFORMANCE

This bar chart and table show the volatility of the Funds returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Funds returns from year to year over the past five calendar years. The table shows how the Funds average annual total returns compare to those of a broad-based securities market index. Of course, the Fund's performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS1

[bar chart}
Year 2004       3.76%
Year 2003       4.60%
Year 2002      10.07%
Year 2001       3.26%
Year 2001      11.30%

During the periods illustrated in this bar chart, the Funds highest quarterly return was 4.91% for the quarter ended September 30, 2002 and its lowest quarterly return was (2.56)% for the quarter ended June 30, 2004.

Average Annual Total Returns
For the periods ended December 31, 2004

                                                                Since
                                                              Inception
                                            1 Year    5 Year  (08/03/99)

Return Before Taxes2                       -0.85%     5.56%      4.43%

Return After Taxes on Distributions2       -0.85%     5.56%      4.43%

Return After Taxes on Distributions
  And Sales of Fund Shares2                -0.92%     4.54%      3.82%

Lehman Brothers Municipal Bond Index3       4.47%     7.21%      6.33%


1. The figures do not reflect the sales charge. If they did, the return would be lower.
2. Figures reflect maximum sales charges. All Fund performance assumes reinvestment of dividends and capital gains. After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investors tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3. The Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. The Index is comprised of a broad range of investment grade municipal bonds. If you could buy all the securities that make up the index, you would incur expenses that would affect your investments return.


FEE AND EXPENSE INFORMATION

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the Your Account section of this prospectus.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of offering price)		3.75%

Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)			1.00%1

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions					None

Redemption Fee (as percentage of amount
    redeemed, if applicable)					None

Exchange Fee							None

Annual Fund operating expenses:  Expenses that are deducted from Fund assets.

Management Fee							0.60%
Distribution (12b-1) Fees					0.25%
Other Expenses							0.33%

Total Annual Fund Operating Expenses				1.18%

Less Expense Reimbursement2			              (0.33%)

Net Expenses							0.85%

1Investments for which the initial sales charge was waived and your investment representative was paid a commission will be subject to a limited contingent deferred sales charge of 1% for redemptions within 1 year of purchase and 0.50% for those within 2 years of (See page 24).

2The Funds investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Funds total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. This contractual waiver may not be altered by the investment manager during the stated period.


EXAMPLE

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and Net Annual Fund Operating Expenses remaining the same each year. The example is hypothetical: actual Fund expenses and returns vary from year to year.

Fees and expenses after:

1 Year			$457

3 Years			$629

5 Years			$828

10 Years*            $1,570

*The waiver and reimbursement arrangement agreed to by the investment manager, if not extended, will terminate on August 1, 2009. Accordingly the 10 Years example reflects the waiver only for the first five years.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's Financial performance. All "per share" information reflects financial results For a single Fund share. The information for the fiscal years ended December 31, 2004, 2003, 2002, 2001 and 2000 have been audited by Brady, Martz and Associates P.C.

The Funds' annual reports are available upon request by calling 800-933-8413.

Viking Tax-Free Fund for North Dakota

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    For the Period
                                              01/01/04-   01/01/03-    01/01/02-    01/01/01-    01/01/00-
                                              12/31/04    12/31/03     12/31/02     12/31/01     12/31/00
                                             -------------------------------------------------------------
Net asset value, beginning of period           $10.29      $10.25        $9.76        $9.95        $9.47
                                             -------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            0.38        0.42         0.47         0.51         0.55
Net realized and unrealized gain
   (loss) on investments                            -        0.04         0.49        (0.19)        0.48
                                             -------------------------------------------------------------
Total from investment operations                 0.38        0.46         0.96        (0.32)        1.03
                                             -------------------------------------------------------------
Less distributions from:
Net investment income                           (0.38)      (0.42)       (0.47)       (0.51)       (0.55)
Net realized gains                                  -           -            -            -            -
                                             -------------------------------------------------------------
Total distributions                             (0.38)      (0.42)       (0.47)       (0.51)       (0.55)
                                             -------------------------------------------------------------
Net asset value, end of period                 $10.29      $10.29       $10.25        $9.76        $9.95
                                             -------------------------------------------------------------
Total return1                                    3.76%       4.60%       10.07%        3.26%       11.30%

Ratios/supplemental data:
Net assets, end of period (000's)              $6,086      $4,781       $2,059       $1,614         $327
Ratio of net expenses to average net assets      0.44%2      0.36%2       0.22%2       0.11%2       0.05%2
Ratio of net investment income to
   average net assets                            3.68%       4.06%        4.73%        4.85%        5.73%
Portfolio turnover rate                         22.36%       7.49%       27.95%        3.83%       16.16%

1Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
2Viking Fund Management, LLC, the Fund's investment manager, has
contractually agreed to waive     its fees or reimburse the Fund for its
expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $19,541, $45,235, $30,993, $16,352 and $15,441. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.16%, 1.32%, 1.90%, 2.57% and 7.10% respectively.


VIKING LARGE-CAP VALUE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Viking Large-Cap Value Fund seeks long-term total return and capital preservation.

To pursue its objective, the Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of large-capitalization companies. The Fund currently defines large-cap companies as companies with total market value of at least $3 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a companys securities after it has fallen below $3 billion.

The Fund invests primarily in the equity securities of U.S. companies that are leaders in their industries. Equity securities entitle the holder to participate in a companys general operating results. These include common stocks and preferred stocks. The Funds investment committee invests the Funds assets by pursuing a value-oriented strategy. The strategy begins with a screening process that seeks to identify companies whose stocks sell at below average price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples but whose earnings growth rates are above average. Favored are companies that maintain strong balance sheets and provide above-average dividend yields. The investment committee attempts to discern situations where intrinsic asset values are not widely recognized. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. Although the investment committee employs a disciplined bottom-up approach to identify undervalued stocks, it is sensitive to emerging trends in different economic sectors. It does not, however, rely upon macroeconomic forecasts in its stock-selection efforts, and prefers to remain fully invested. The investment committee will consider selling a security if its valuation target is achieved or if its business fundamentals have deteriorated.

The Fund may invest up to 20% of its net assets in sponsored American Depositary Receipts (ADRs). ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See Investment Restrictions in the Funds Statement of Additional Information
(SAI) for more information

PRINCIPAL RISK FACTORS

General risk. There is no assurance that the Fund will meet its investment goal. The Funds share price, and the value of your investment, may change. When the value of the Funds investments goes down, so does its share price. Similarly, when the value of the Funds investments goes up, its share price does as well. Since the value of the Funds shares can go up or down, it is possible to lose money by investing in the Fund.

Stock market volatility. While stocks have historically outperformed other asset classes over the long term, stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

Securities of foreign issuers. Although they may add diversification, investments in U.S. dollar-denominated securities of foreign issuers, such as ADRs, can be riskier, due to political instability, less government supervision, less publicly available information and lack of uniform accounting standards.

Issuer-specific changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Portfolio strategy. The investment committees skill in choosing appropriate investments for the Fund will determine in part the Funds ability to achieve its investment objective. With a value approach, there is also the risk that the stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks.

More detailed information about the Fund, its policies and risks can be found in the Funds SAI.

Additionally, a description of the Fund's policies and procedures with respect To the disclosure of the Fund's portfolio securities is available in the Fund's SAI.


PERFORMANCE

This bar chart and table show the volatility of the Funds returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Funds returns from year to year over the past five calendar years. The table shows how the Funds average annual total returns compare to those of a broad-based securities market index. Of course, the Fund's performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS1

[bar chart]
Year 2004        8.63%
Year 2003       23.42%
Year 2002      -23.08%
Year 2001       -2.73%
Year 2000       12.67%


During the periods illustrated in this bar chart, the Funds highest quarterly return was 17.11% for the quarter ended June 30, 2003 and its lowest quarterly return was (21.92)% for the quarter ended September 31, 2002.

Average Annual Total Returns
For the periods ended December 31, 2004

                                                                    Since
                                                                  Inception
                                            1 Year     5 Year     (08/03/99)

Return Before Taxes2                         2.71%     1.38%       1.14%

Return After Taxes on Distributions2         2.55%     1.18%       0.94%

Return After Taxes on Distributions
  And Sales of Fund Shares2                  1.60%     0.91%       0.72%

Russell 1000 Value Index3                   16.49%     5.27%       4.55%


1. The figures do not reflect the sales charge. If they did, the returns would be lower.
2. Figures reflect maximum sales charges. All Fund performance assumes reinvestment of dividends and capital gains. After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investors tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3. The Russell 1000 Value Index is not managed and incurs no sales charges, expenses or fees. This index is an unmanaged index considered indicative of the value-oriented domestic stock market in general and is comprised of stocks in the Russell 1000 Value Index that have lower price-to-book ratios and lower forecasted growth values. If you could buy all the securities that make up the index, you would incur expenses that would affect your investments return.



Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the Your Account section of this prospectus.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of offering price)			5.25%

Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)				1.00%1

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions						None

Redemption Fee (as a percentage of amount redeemed,
    if applicable)							None

Exchange Fee								None

Annual Fund operating expenses:  Expenses that are deducted from Fund assets.

Management Fee							0.80%
Distribution (12b-1) Fees					0.40%
Other Expenses							0.64%

Total Annual Fund Operating Expenses				1.84%

Less Expense Reimbursement2			              (0.49%)

Net Expenses							1.35%

1Investments for which the initial sales charge was waived and your investment representative was paid a commission will be subject to a limited contingent deferred sales charge of 1% for redemptions within 1 year of purchase and 0.50% for those within 2 years of (See page 24).

2The Funds investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Funds total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis. This contractual waiver may not be altered by the investment manager during the stated period.


EXAMPLE

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and Net Annual Fund Operating Expenses remaining the same each year. The example is hypothetical: actual Fund expenses and return vary from year to year.

Fees and expenses after:

1 Year			$653

3 Years			$923

5 Years			$1,229

10 Years*		$2,333

*The waiver and reimbursement arrangement agreed to by the investment manager, if not extended, will terminate on August 1, 2009. Accordingly the 10 Years example reflects the waiver only for the first five years.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's Financial performance. All "per share" information reflects financial results For a single Fund share. The information for the fiscal years ended December 31, 2004, 2003, 2002, 2001 and 2000 have been audited by Brady, Martz and Associates P.C.

The Funds' annual reports are available upon request by calling 800-933-8413.

Viking Large-Cap Value Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     For the Period
                                               01/01/04-    01/01/03-   01/01/02-   01/01/01-    01/01/00-
                                               06/30/04     12/31/03    12/31/02    12/31/01     12/31/00
                                              ------------------------------------------------------------
Net asset value, beginning of period             $10.06       $8.20      $10.74      $11.08        $9.90
                                              ------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              0.05        0.06        0.06        0.04         0.07
Net realized and unrealized gain
   (loss) on investments                           0.82        1.86       (2.60)      (0.34)        1.18
                                              ------------------------------------------------------------
Total from investment operations                   0.87        1.92       (2.54)      (0.30)        1.25
                                              ------------------------------------------------------------
Less distributions from:
Net investment income                             (0.05)      (0.06)      (0.06)      (0.04)       (0.07)
Net realized gains                                    -           -           -           -            -
                                              ------------------------------------------------------------
Total distributions                               (0.05)      (0.06)      (0.06)      (0.04)       (0.07)
                                              ------------------------------------------------------------

Net asset value, end of period                   $10.88      $10.06       $8.20      $10.74       $11.08
                                              ------------------------------------------------------------
Total return2                                      8.63%      23.42%     (23.08)%     (2.73)%      12.67%

Ratios/supplemental data:
Net assets, end of period (000's)                $3,088      $2,745      $1,962      $2,143       $1,367
Ratio of net expenses to average net assets        1.34%2      1.35%2      1.35%2      1.35%2       1.35%2
Ratio of net investment income to
   average net assets                              0.47%       0.73%       0.71%       0.37%        0.90%
Portfolio turnover rate                           25.70%      26.75%      36.52%      27.59%       48.97%

1Total return assumes reinvestment of distributions at net asset value, does
not reflect the     impact of a sales charge and is not annualized.
2Viking Fund Management, LLC, the Fund's investment manager, has contractually
agreed to waive     its fees or reimburse the Fund for its expenses through
August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $6,586, $15,021, $20,422, $15,184 and $17,512.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.80%, 2.02%, 2.34%, 2.10% and 3.07% respectively.

VIKING SMALL-CAP VALUE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Viking Small-Cap Value Fund (the Fund) seeks long-term total return and capital preservation.

To pursue its objective, the Fund normally invests at least 80% of its net Assets (including any borrowings for investment purposes) in equity securities of small-capitalization companies. The Fund currently defines small-cap companies as companies with total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a companys securities after it has grown beyond $2 billion.

The Fund invests primarily in the equity securities of U.S. companies that are dominant in their respective industry niches. Equity securities entitle the holder to participate in a companys general operating results. These include common stocks and preferred stocks. The Funds portfolio managers invest the Funds assets by pursuing a value-oriented strategy. The strategy begins with a screening process that seeks to identify companies whose stocks sell at below average price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples but whose earnings growth rates are above average. The managers look for companies that maintain strong balance sheets and provide above-average dividend yields. The managers attempt to discern situations where intrinsic asset values are not widely recognized. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. Although the managers employ a disciplined bottom-up approach to identify undervalued stocks, they are sensitive to emerging trends in different economic sectors. They do not, however, rely upon macroeconomic forecasts in their stock-selection efforts, and prefer to remain fully invested.
The investment committee will consider selling a security if its valuation target is achieved or if its business fundamentals have deteriorated.

The Fund may invest up to 20% of its net assets in sponsored American Depositary Receipts (ADRs). ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See Investment Restrictions in the Funds Statement of Additional Information
(SAI).

PRINCIPAL RISK FACTORS

General risk. There is no assurance that the Fund will meet its investment goal. The Funds share price, and the value of your investment, may change. When the value of the Funds investments goes down, so does its share price. Similarly, when the value of the Funds investments goes up, its share price does as well. Since the value of the Funds shares can go up or down, it is possible to lose money by investing in the Fund.

Stock market volatility. While stocks have historically outperformed other asset classes over the long term, stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

Small-cap stock risk. Small company stocks may present greater opportunities for capital appreciation, but tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news.

Securities of foreign issuers. Although they may add diversification, investments in U.S. dollar-denominated securities of foreign issuers, such as ADRs, can be riskier, due to political instability, less government supervision, less publicly available information and lack of uniform accounting standards.

Issuer-specific changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Portfolio strategy. The investment committees skill in choosing appropriate investments for the Fund will determine in part the Funds ability to achieve its investment objective. With a value approach, there is also the risk that the stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks.

More detailed information about the Fund, its policies and risks can be found in the Funds SAI.

Additionally, a description of the Fund's policies and procedures with respect To the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

PERFORMANCE

This bar chart and table show the volatility of the Funds returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Funds return over the past three calendar years. The table shows how the Funds average annual total returns compare to those of a broad-based securities market index. Of course, the Fund's performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS1

[bar chart]
Year 2004      17.86%
Year 2003      32.94%
Year 2002      -8.87%


During the period illustrated in this bar chart, the Funds highest quarterly return was 13.96% for the quarter ended June 30, 2003 and its lowest quarterly return was (17.06)% for the quarter ended September 30, 2002.

Average Annual Total Returns
For the periods ended December 31, 2004

                                                           Since
                                                           Inception
                                            1 Year         (08/03/99)

Return Before Taxes2                        11.66%          9.37%

Return After Taxes on Distributions2        11.37%          9.29%

Return After Taxes on Distributions
  And Sales of Fund Shares2                  7.29%          8.02%

Russell 1000 Value Index3                   22.25%         15.68%


1. The figure does not reflect the sales charge. If it did, the return would be lower.
2. Figures reflect maximum sales charges. All Fund performance assumes reinvestment of dividends and capital gains. After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investors tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3. The Russell 2000 Value Index is not managed and incurs no sales charges, expenses or fees. This index is an unmanaged index considered indicative of the value-oriented domestic stock market in general and is comprised of stocks in the Russell 2000 Value Index that have lower price-to -book ratios and lower forecasted growth values. If you could buy all the securities that make up the index, you would incur expenses that would affect your investments return.



Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the Your Account section of this prospectus.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of offering price)		5.25%

Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)			1.00%1

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions					None

Redemption Fee (as a percentage of amount redeemed,
    if applicable)						None

Exchange Fee							None

Annual Fund operating expenses:  Expenses that are deducted from Fund assets.

Management Fees							1.10%
Distribution (12b-1) Fees					0.40%
Other Expenses							1.13%

Total Annual Fund Operating Expenses				2.63%

Less Expense Reimbursement2			              (0.98%)

Net Expenses							1.65%



1Investments for which the initial sales charge was waived and your investment representative was paid a commission will be subject to a limited contingent deferred sales charge of 1% for redemptions within 1 year of purchase and 0.50% for those within 2 years of (See page 24).

2The Funds investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Funds total operating expenses during this period will not exceed 1.65% of its average net assets on an annual basis. This contractual waiver may not be altered by the investment manager during the stated period.

EXAMPLE

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and Net Annual Fund Operating Expenses remaining the same each year. The example is hypothetical; actual Fund expenses and returns vary from year to year.

Fees and expenses after:

1 Year		         $   681

3 Years		         $ 1,010

5 Years			 $ 1,394

10 Years*		 $ 2,919

*The waiver and reimbursement arrangement agreed to by the investment manager, if not extended, will terminate on August 1, 2009. Accordingly the 10 Years example reflects the waiver only for the first five years.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's Financial performance. All "per share" information reflects financial results For a single Fund share. The information for the fiscal years ended December 31, 2004, 2003, 2002, and 2001 have been audited by Brady, Martz and Associates P.C.

The Funds' annual reports are available upon request by calling 800-933-8413.

Viking Small-Cap Value Fund

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                             For the Period
                                             01/01/04-    01/01/03-    01/01/02-    05/03/011-
                                             12/31/04     12/31/03     12/31/02     12/31/01
                                             --------------------------------------------------
Net asset value, beginning of period           $12.43        $9.35        $10.26       $10.00
                                             --------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                    (0.06)       (0.03)        (0.03)           -
Net realized and unrealized gain
 (loss) on investments                           2.22         3.11         (0.88)        0.26
                                             --------------------------------------------------
Total from investment operations                 2.16         3.08         (0.91)        0.26
                                             --------------------------------------------------
Less distributions from:
Net investment income                              -             -             -            -
Net realized gains                              (0.25)           -             -            -
                                             --------------------------------------------------
Total distributions                             (0.25)           -             -            -
                                             --------------------------------------------------
Net asset value, end of period                 $14.40       $12.43         $9.35       $10.26
                                             --------------------------------------------------

Total return2                                  17.86%        32.94%        (8.87)%       2.60%

Ratios/supplemental data:
Net assets, end of period (000's)              $1,715        $1,250          $604         $321
Ratio of net expenses to average net assets     1.65%3,       1.65%3        1.65%3       1.59%3,4
Ratio of net investment income to average
 net assets                                    (0.46)%       (0.37)%4       (0.41)%       (0.28)%4
Portfolio turnover rate                        15.39%        14.77%         16.24%         1.81%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value,
does not reflect the     impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has
contractually agreed to waive     its fees or reimburse the Fund for
its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.65% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $6,501, $12,883, $17,392 and $6,593. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 2.59%, 3.16%, 5.24% and 5.67% respectively.
4Annualized.


DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North
Dakota (each a Tax-Free Fund) each declares daily dividends from its net investment income. Net investment income consists of all interest income earned on portfolio assets less all Fund expenses. Income dividends are distributed monthly and net realized capital gains, if any, are distributed annually.

Viking Large-Cap Value Fund (Large-Cap Fund) and Viking Small-Cap
Value Fund (Small-Cap Fund) each intend to pay a dividend at least annually representing substantially all of its net investment income. Net capital gains, if any, also may be distributed annually by each Fund. To receive a dividend or other distribution, you must be a shareholder on the record date. The record dates for the Funds distributions will vary. The amount of the Funds distributions will vary, and there is no guarantee each Fund will pay distributions.

Income dividends and capital gain distributions, if any, of each Fund will be credited to shareholder accounts in full and fractional shares of the Fund at the net asset value on the reinvestment date, except that, on written request to the Shareholder Services Agent or if specified on the application, a shareholder may choose to have dividends or capital gain distributions or both paid in cash.

Distributions of a Fund that are reinvested will normally be reinvested in shares of that Fund. However, by writing to the Shareholder Services Agent, you may choose to have distributions of a Fund invested in shares of another Viking Mutual Fund at the net asset value of that Fund. To use this privilege, you must maintain a minimum account value of $1,000 in the Fund making the distribution. A Fund will reinvest distribution checks (and future distributions) in shares of that Fund if checks are returned as undeliverable. Distributions, whether received in cash or reinvested, may be subject to federal income tax.

TAXES

Generally, income dividends of a Tax-Free Fund that represent interest received from municipal securities is not taxable to shareholders. However, income exempt from federal tax may be subject to state and local income tax. Additionally, a Fund may invest a portion if its assets in securities that generate income that is not exempt from federal tax or state income tax. Additionally, any interest from portfolio holdings in private activity bonds is an item of tax preference for purposes of the federal alternative minimum tax. The tax exemption of a Tax-Free Funds dividends from federal income tax and, if applicable, Montana or North Dakota state or local personal income taxes does not necessarily result in exemption under the income or other tax laws of any other state or local taxing authority. The laws of the state and local taxing authorities vary with respect to the taxation of interest income and investments, and shareholders are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws.
The Tax-Free Funds are not appropriate investments for qualified retirement plans and individual retirement accounts.

Distributions of income (other than exempt-interest dividends) and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain The tax treatment of capital gain distributions depends on how long a fund held the securities it sold, and not when a shareholder bought shares of the Fund, or whether the shareholder reinvested distributions.

When you sell (redeem) or exchange Fund shares, you generally realize a taxable gain or loss. An exception applies to tax-advantaged retirement accounts. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for a 15% maximum federal income tax rate.

Please keep in mind that if you invest in a Fund shortly before the record date of a distribution (other than a distribution of tax-exempt interest by a Tax-Free Fund), the distribution reduces the net asset value of the shares and you will receive some of your investment back in the form of a taxable distribution.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December. Because everyone's tax situation is unique, please consult your tax adviser before investing.


MANAGEMENT

The Board of Trustees has overall responsibility for the management of the Funds. Viking Fund Management, LLC (Viking Management or investment manager), located at 1400 14th Avenue SW, Minot, North Dakota 58701, is the Funds investment manager.

The Funds have retained Viking Management to provide the Funds with investment advice and portfolio management. Mr. Shannon D. Radke is the portfolio manager of the Tax-Free Funds. He is a Governor and President of Viking Management. Mr. Radke holds a Bachelor of Business Administration degree in Banking and Finance from the University of North Dakota. He has been engaged in the securities business since 1988 as a broker and as operations manager and later as chief operating officer of an unrelated investment advisory firm. Mr. Radke was a founder of Viking Management in September 1998 and has been responsible for managing the Tax-Free Funds portfolios on a day-to-day basis since the Funds inception. For the twelve months ended December 31, 2004, each Fund paid Viking Management advisory fees as follows: Tax-Free Fund for Montana paid 0.27% as a percentage of average net assets, Tax-Free Fund for North Dakota paid 0.19% as a percentage of average net assets, Large-Cap Value Fund paid 0.70% as a percentage of average net assets and Small-Cap Value Fund paid 0.73% as a percentage of average net assets.

Under a sub-advisory agreement between Fox Asset Management (Fox) and the investment manager, Fox provides the Large-Cap Fund and the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of Viking Management. Fox is a subsidiary of Eaton Vance Corp. and is located at 44 Sycamore Avenue, Little Silver, New Jersey 07739.
As of February 17, 2005, Fox managed assets of $2.4 billion for employee benefit plans, endowments, foundations, wrap fee programs and other institutional investors. Fox provides its services to the Large-Cap Fund under a multiple-manager, investment committee system (investment committee). The investment committee currently consists of four senior portfolio managers with combined securities industry experience of 65 years. Fox has served as sub-adviser to the Large-Cap Fund since the Funds inception. As compensation for its services provided to the Large-Cap Fund, the investment manager pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Funds daily net assets of up to $100 million and 0.35% to the Funds daily net assets in excess of $100 million.

Mr. George C. Pierides serves as portfolio manager for the Small-Cap Fund.
Mr. Pierides, the Small-Cap Equities Director at Fox, spearheads the firms small-cap efforts. He received a BA in Economics from the University of Virginia and an MBA in Finance from the College of William & Mary. Mr. Pierides has been engaged in the securities business since 1983 as an analyst and money manager. Fox has served as sub-adviser to the Fund since the Funds
inception.    As compensation for its services to the Fund, Viking Management pays Fox monthly compensation calculated daily by applying the annual rate of 0.40% to the Funds daily net assets until the net assets reach $5 million and 0.60% to the Funds daily net assets when the net assets surpass $5 million.

The SAI provides additional information about the portfolio manager's Compensation, other accounts managed by the portfolio manager's and the Portfolio manager's ownership of securities in the Funds.

The Funds have also entered into an agreement with Viking Management to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses.

YOUR ACCOUNT

SALES CHARGES


						The sales charge	    Which equals
						makes up this % of	    this % of your
When you invest this amount		       the offering price	    investment*__

TAX-FREE FUNDS
Less than $50,000			        3.75%				3.90%
$50,000 but less than $100,000		        3.50%				3.63%
$100,000 but less than $250,000		3.25%				3.36%
$250,000 but less than $500,000		2.75%				2.83%
$500,000 but less than $1,000,000		2.00%				2.04%
$1,000,000 or more				NONE				NONE


LARGE-CAP VALUE FUND and SMALL-CAP VALUE FUND
Less than $50,000				5.25%				5.54%
$50,000 but less than $100,000		        4.50%				4.71%
$100,000 but less than $250,000		3.75%				3.90%
$250,000 but less than $500,000		3.00%				3.09%
$500,000 but less than $1,000,000		2.00%				2.04%
$1,000,000 or more				NONE				NONE
____________
*   Rounded to nearest one-hundredth percent.

In order to determine whether a shareholder has met sales charge breakpoints, the Funds' transfer agent will use the higher of cost or current value of a shareholder's account combined with the cost of any current purchase. This method of determination applies to all shareholders including eligible accounts that can be combined for purposes of cumulative quantity discount.

Limited Contingent Deferred Sales Charge. Certain investors that purchase Fund shares without a sales charge will have to pay a limited contingent deferred sales charge of 1% if they redeem those shares within one year of purchase and 0.50% if they redeem those shares within the second year. Your investment will be subject to this contingent deferred sales charge if:
* You purchased $1 million or more of Fund shares and the Funds distributor paid your investment representative a commission;
* You purchased Fund shares subject to a sales charge waiver, and the Funds distributor paid your investment representative a commission.

Distribution and Service (12b-1) Fees. The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Tax-Free Funds to pay distribution and other fees of up to 0.25% of average daily net assets per year and the Large-Cap Fund and Small-Cap Fund to pay distribution and other fees of up to 0.40% of average daily net assets per year to those who sell and distribute shares and provide other services to shareholders. Because these fees are paid on an on-going basis, over time these fees will increase the cost of your investment.


SALES CHARGE REDUCTIONS AND WAIVERS

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

Quantity Discounts. We offer several ways for you to combine your purchases in Viking Mutual Funds to take advantage of the lower sales charges for large purchases of shares.

Cumulative Quantity Discount - lets you combine all of your shares in Viking Mutual Funds for purposes of calculating the sales charge. You may also combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts may also be included.

Letter of Intent (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

Reinstatement Privilege. If you sell shares of a Viking Mutual Fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge.

Sales Charge Waivers. Shares may be purchased without an initial sales charge by various individuals and institutions. If you would like information about available sales charge waivers, call your investment representative or call Viking Shareholder Services at 1-800-933-8413. A list of available sales charge waivers also may be found in the SAI.

BUYING SHARES

Minimum investments

                                                 Initial            Additional
- ------------------------------------------------------------------------------
Regular accounts                                 $   500            $    25
- ------------------------------------------------------------------------------
UGMA/UTMA accounts                               $   250            $    25
- ------------------------------------------------------------------------------
IRAs, Roth IRAs,
 Simple IRA's, SEP IRA's or IRA rollovers        $   250            $    25
- ------------------------------------------------------------------------------
Retirement accounts
(other than IRAs, Roth IRAs,
 Simple IRA's, SEP IRA's or IRA rollovers)       $    25            $    25
- ------------------------------------------------------------------------------
Automatic investment plan                        $    25            $    25
- ------------------------------------------------------------------------------

Account Application. If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application.

Customer Identification Procedures. The Funds are required under the USA Patriot Act of 2001 to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new account application, you will be required to supply your full name, date of birth, social security number or other taxpayer identification number and permanent street address (not a P.O.
Box) to assist in verifying your identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Under certain circumstances, it may be appropriate for the Funds to close or suspend further activity in an account.

Buying shares
- ------------------------------------------------------------------------------
                     Opening an account          Adding to an account

- ------------------------------------------------------------------------------
Through your         Contact your investment     Contact your investment
investment           representative              representative
representative

- ------------------------------------------------------------------------------
By Mail              Make your check payable     Make your check payable
                     to the Fund in which you    to the Fund in which you are
                     investing.                  investing.  Include your
                                                 account number on the check.

                     Mail the check and your     Fill out the deposit slip
                     signed application to       from your confirmation
                                                 statement.
                     Shareholder Services.       If you do not have a slip,
                                                 include a note with your
                                                 name, the Fund name, and your
                                                 account number.

                                                 Mail the check and deposit
                                                 slip or note to Shareholder
                                                 Services.

- ------------------------------------------------------------------------------
By Wire              Call to receive wire        Call to receive wire
                     instructions.               instructions.

                     Mail your signed            To make a same day wire
                     application to Shareholder  investment, please call us
                     Services.                   by 1:00 p.m. central time
                                                 and make sure your wire
                     To make a same day wire     arrives by 3:00 p.m.
                     investment, please call
                     us by 1:00 p.m. central
                     time and make sure your
                     wire arrives by 3:00 p.m.

- ------------------------------------------------------------------------------
By Exchange          Call Shareholder Services   Call Shareholder Services
                     at the number below,        at the number below,
                     or send signed written      or send signed written
                     instructions.               instructions.

- ------------------------------------------------------------------------------


INVESTOR SERVICES

Automatic Investment Plan. This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. The minimum investment to open an account with an automatic investment plan is $25. To sign up, complete the appropriate section of your account application.

Distribution Options. You may reinvest distributions you receive from a Fund in an existing account of the Fund or another Viking Mutual Fund. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the Fund.

No-Fee IRAs. Viking Mutual Funds offers a variety of IRAs for individuals free from any custody fees. Sales charges and operating expenses of the Funds are still applicable. The IRAs require separate applications and their policies and procedures may be different than those described in this prospectus. For more information please call your investment representative or Shareholder Services at 1-800-933-8413 or 701-858-1599.

Telephone Privileges. You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Funds to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

Exchange Privilege. You can exchange shares between Viking Mutual Funds, without paying any additional sales charges. Exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

Systematic Withdrawal Plan. This plan allows you to automatically sell your shares and receive regular payments from your account. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.


SELLING SHARES

You can sell your shares at any time.

Selling Shares in Writing. Requests to sell $100,000 or less can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the Funds we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

* you are selling more than $100,000 worth of shares;

* you want your proceeds paid to someone who is not a registered owner;

* you want to send your proceeds somewhere other than the address of record, or pre-authorized bank or brokerage firm account; or

* you have changed the address on your account by phone within the last 15 days.

Selling Recently Purchased Shares. If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take up to fifteen days. A certified or cashiers check may clear in less time.

Redemption Proceeds. Normally, your redemption check will be sent the next business day after we receive your request in proper form, but Viking Mutual Funds may take up to seven days if making immediate payment would adversely affect the Fund. We are not able to receive or pay out cash in the form of currency.

IRAs. You may need to complete additional forms to sell shares in a Viking Mutual Funds IRA. For participants under age 59 1/2, tax penalties may apply. Call your investment representative or Shareholder Services at 1-800-933-8413 or 701-858-1599 for details

Selling shares
- ------------------------------------------------------------------------------
Through your               Contact your investment representative
investment
representative

- ------------------------------------------------------------------------------
By Mail Send written instructions and endorsed share certificates (if you hold share certificates) to Shareholder Services. Corporate, partnership or trust accounts may need to send additional documents.

                           Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                           A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.

- ------------------------------------------------------------------------------
By Phone As long as your transaction is for $100,000 or less, you do not hold share certificates and you have not changed your address by phone within the last 15 days, you can sell your shares by phone.

                           A check will be mailed to the name(s) and address on the account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

- ------------------------------------------------------------------------------
By Wire You can call or write to have redemption proceeds of $1,000 or more wired to a bank or escrow account. See the policies above for selling shares by mail or phone.

                           Before requesting a wire, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your banks name and address, your bank account number, the ABA routing number, and a signature guarantee.

                           Requests received in proper form by 3:00 p.m. central time will be wired the next business day.

- ------------------------------------------------------------------------------
By Exchange                Obtain a current prospectus for the Fund you are
                           considering.

                           Call Shareholder Services at the number below or send signed written instructions. See the policies above for selling shares by mail or phone.

                           If you hold share certificates, you will need to return them to the Fund before your exchange can be processed.

- ------------------------------------------------------------------------------


Viking Shareholder Services

                                           For overnight deliveries:
              P.O. Box 500                     1400 14th Avenue, S.W.
              Minot, ND 58702                  Minot, ND  58701

                  Call toll-free 1-800-833-8413
Monday through Friday  8:30 a.m. to 5:00 p.m., central time.



ACCOUNT POLICIES

Calculating Share Price.  Each Fund calculates the net asset value per share
(NAV) each business day that the New York Stock Exchange ("NYSE") is open at the close of trading on the (normally 3:00 p.m. central time). NAV is calculated by dividing a Funds net assets by the number of its shares outstanding.

Assets for which market quotations are readily available are valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects asset value, assets may be valued at their fair value as determined in good faith and in a method approved by the Board of Trustees. The effect of fair valuation is that securities may not be priced on the basis of quotations from the primary market in which they are trades, but rather may be priced by a method approved by the Board of Trustees. Municipal securities are valued by Viking Management using a matrix system which estimates market values from yield data relating to securities with similar characteristics.

Requests to buy and sell shares are processed based on the NAV next calculated after we receive your request in proper form.

Accounts With Low Balances. If the value of your account falls below $250 because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

Statements and Reports. You will receive a confirmation statement for each transaction as well as quarterly account statements. You will also receive the Funds financial reports every six months.

The dealer or other investment representative of record on your account will also receive statements and other information about your account directly from the Fund.

Joint Accounts. Unless you specify a different registration, accounts with two or more owners are registered as joint tenants with rights of survivorship.
To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

Market Timing Policy. "Market Timing" typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Such transactions include trades that occur when the fund's NAV does not fully reflect the value of the fund's holdings -- for example, when the fund owns holdings, such as thinly traded securities, that are valued in a manner that may not reflect the most updated information possible. Market timing can be disruptive to the fund's efficient management and have a dilutive effect on the value of the investments of long-term fund shareholders, increase the transaction and other costs of the fund and increase taxes, all of which could reduce the return to fund shareholders.

Viking Mutual Funds (the "Funds") will not enter into agreements to accommodate frequent purchases or exchanges. Further, the Funds Board of Trustees and Viking Fund Management, LLC ("Management") (the Funds' transfer agent) have adopted the following guidelines:

*Management will review transaction activity to identify transactions that may signal excessive trading.

*Management may reject any purchase or exchange orders, in whole or in part, that in its opinion, appear excessive in frequency and/or amount or otherwise potentially disruptive to the Funds. Management may consider the trading history of accounts under common ownership or control in this determination.

*Management is limited in its ability to determine whether trades placed through financial intermediaries may signalexcessive trading. Accordingly, Management may not be able to determine whether trading in combined orders or in omnibus accounts is contrary to the funds' policies. Management reserves the right to reject combined or omnibus orders in whole or in part.

*Management seeks the cooperation of broker-dealers and other financial intermediaries by requesting information regarding the identity of specific investors and restricting the ability of particular investors to purchase Fund shares.

*While Management applies the above policies, there is no guarantee that all market timing will be detected.

Additional Policies. Please note that the Funds maintain additional policies and reserve certain rights, including:

* The Funds may refuse any order to buy shares, including any purchase under the exchange privilege.
* At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.
* The Funds may modify or discontinue the exchange privilege on 60 days notice.
* The Funds are not available for purchase in every jurisdiction. Please consult your investment representative or Viking Shareholder Services concerning the availability of a particular Fund.
* The Funds reserve the right to satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders.
* To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

Dealer Compensation. Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Viking Distributors from sales charges, distribution and service (12b-1) fees and its other resources.

TAX-FREE FUNDS

Commission(%)
Investment under $50,000				3.00%
$50,000 but under $100,000				2.75%
$100,000 but under $250,000				2.50%
$250,000 but under $500,000				2.00%
$500,000 but under $1,000,000				1.50%
$1,000,000 or more					0.75%
12b-1 fee to dealer					0.25%

LARGE-CAP VALUE FUND and SMALL-CAP VALUE FUND

Commission(%)
Investment under $50,000				4.50%
$50,000 but under $100,000				3.75%
$100,000 but under $250,000				3.00%
$250,000 but under $500,000				2.25%
$500,000 but under $1,000,000				1.50%
$1,000,000 or more					1.00%
12b-1 fee to dealer					0.40%


QUESTIONS

If you have any questions about the Funds or your account, you can write to us at P.O. Box 500, Minot, ND 58702. Overnight deliveries should be sent to 1400 14th Avenue, S.W., Minot, ND 58701. You can also call us at 701-858-1599 or toll free at 800-933-8413. Office hours are Monday through Friday 8:30 a.m. to 5:00 p.m. CST.


ADDITIONAL INFORMATION

You can learn more about each Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS
Includes a discussion of market conditions and Fund strategies that significantly affected the Funds performance during the reporting period as well as financial statements, portfolio holdings, and the auditors report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Contains more information about each Fund, its investments and policies. It is incorporated herein by reference, so it is legally a part of this prospectus.

For a free copy of the current annual/semiannual report or the SAI or for Shareholder inquiries, please contact your investment representative or call us at the number below.

VIKING SHAREHOLDER SERVICES
1-800-933-8413 or 701-858-1599


Information about the Trust (including the SAI) can be reviewed and copied at the Commissions Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commissions Internet site at http://www.sec.gov, and copies of this information may be obtained after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commissions Public Reference Section, Washington, D.C. 20549-0102. The Trust does not maintain an internet Website, therefore, the documents listed above are available through the means Described.












SEC File No.  811-927


TRUSTEES
Shirley R. Martz
Douglas P. Miller
Shannon D. Radke
Mike Timm
Peter C. Zimmerman

INVESTMENT MANAGER
Viking Fund Management, LLC
1400 14th Avenue SW
Minot, ND 58701

SUB-ADVISER
(For the Large-Cap Value Fund and
Small-Cap Value Fund)
Fox Asset Management, LLC
44 Sycamore Avenue
Little Silver, NJ 07739-1220

DISTRIBUTOR
Viking Fund Distributors, LLC
1400 14th Avenue SW
Minot, ND 58701

CUSTODIAN
First Western Bank and Trust
900 South Broadway
Minot, ND 58701

TRANSFER AGENT
Viking Fund Management, LLC
P.O. Box 500
Minot, ND 58702

For overnight deliveries:
1400 14th Avenue SW
Minot, ND  58701

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Second Floor
Washington, DC 20036-1800

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
207 East Broadway, Suite 200
Bismarck, ND 58501

VIKING MUTUAL FUNDS


STATEMENT OF ADDITIONAL INFORMATION
April 30, 2005


Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
Viking Large-Cap Value Fund
Viking Small-Cap Value Fund


Viking Mutual Funds
P.O. Box 500
Minot, ND 58702
800-933-8413


Viking Tax-Free Fund for Montana, Viking Tax-Free Fund for North Dakota, Viking Large-Cap Value Fund and Viking Small-Cap Value Fund (each a Fund) are mutual funds that offer shares pursuant to a prospectus dated April 30, 2005. This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds prospectus. The Funds prospectus, which we may amend from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Funds prospectus.

The audited financial statements and auditors report in Viking Mutual Funds Annual Report to Shareholders, for the fiscal year ended December 31, 2004, are incorporated by reference into this SAI (are legally a part of this SAI).

For a free copy of the current prospectus or annual report contact your investment representative or call 800-933-8413 or 701-858-1599.

Mutual funds:
* are not insured by the FDIC or any other government agency;
* have no bank guarantees;
* may lose value, so an investor may lose money



TABLE OF CONTENTS

INVESTMENT RESTRICTIONS	1
Tax-Free Fund	1
Large-Cap Fund	2

DESCRIPTION OF INVESTMENT TECHNIQUES AND RISKS	4
Tax-Free Funds	4

TRUSTEES AND OFFICERS	12

MANAGEMENT AND OTHER SERVICES	14

PORTFOLIO TRANSACTIONS	15

DISTRIBUTIONS AND TAXES	18
   Tax-Free Funds	18
Large-Cap Fund	19
All Funds	19

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS	21

BUYING AND SELLING SHARES	25

PRICING SHARES	30
   The Underwriter	31

PERFORMANCE	34

COMPARISONS	37

DESCRIPTION OF BOND RATINGS	39

INVESTMENT RESTRICTIONS

The following policies and limitations supplement those set forth in the prospectus. The Funds have adopted the following restrictions as fundamental policies. This means that any restriction may be changed only if the change is approved by (i) more than 50% of a Funds outstanding shares or (ii) 67% or more of a Funds shares present at a shareholder meeting if more than 50% of the Funds outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The Viking Tax-Free Fund for Montana seeks the highest level of current income that is exempt from federal and Montana personal income taxes and is consistent with the preservation of capital. The Funds investment objective is fundamental. In addition, the Fund has a fundamental policy pursuant to which it invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax.

The Viking Tax-Free Fund for North Dakota seeks the highest level of current income that is exempt from federal and North Dakota personal income taxes and is consistent with the preservation of capital. The Funds investment objective is fundamental. In addition, the Fund has a fundamental policy pursuant to which it invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax.

The following fundamental restrictions apply to the Viking Tax-Free Fund for Montana and the Viking Tax-Free Fund for North Dakota (each a Tax-Free Fund).

A Tax-Free Fund may not:

1. Issue any senior securities, borrow money or mortgage or pledge any of the assets of the Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total assets.

2. Buy any securities on margin or sell any securities short.

3. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies.

 4. Underwrite securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

5. Purchase the securities of any issuer which would result in the Fund owning more than 10% of the outstanding voting securities of an issuer.

6. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

7. Purchase or sell commodities or commodity contracts, financial future contracts, puts, calls, straddles, spreads or any combination thereof or derivative securities of any kind, or interests in oil, gas or other mineral exploration or development programs.

8. Invest in companies for the purpose of exercising control or management.

9. Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, or instrumentalities, or to tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing.

10. Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets or invest in securities of any single investment company if as a result of such investment, the Fund owns more than 3% of the total voting stock of such investment company.

11. Invest in foreign securities.

The Viking Large-Cap Value Fund seeks long-term total return and capital preservation. The Funds investment objective is fundamental.

The following fundamental restrictions apply to the Viking Large-Cap Value Fund (Large-Cap Fund).

The Large-Cap Fund may not:

1. Issue any senior securities, borrow money or mortgage or pledge any of the assets of the Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total assets.

2. Buy any securities on margin or sell any securities short.

3. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies.

4. Underwrite securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

5. Invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, authorities or instrumentalities.

6. Purchase the securities of any issuer which would result in the Fund owning more than 10% of the outstanding voting securities of an issuer.

7. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

8. Purchase any securities issued by a corporation which has not been in continuous operation for three years, but such period may include the operation of a predecessor.

9. Purchase or sell commodities or commodity contracts, financial future contracts, puts, calls, straddles, spreads or any combination thereof or derivative securities of any kind, or interests in oil, gas or other mineral exploration or development programs.

10. Invest in companies for the purpose of exercising control or management.

11. Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, or instrumentalities.

12. Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets or invest in securities of any single investment company if as a result of such investment, the Fund owns more than 3% of the total voting stock of such investment company.

13. Invest in foreign securities, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts (ADRs).

The Viking Small-Cap Value Fund seeks long-term total return and capital preservation. The Funds investment objective is fundamental.

The following fundamental restrictions apply to the Viking Small-Cap Value Fund (Small-Cap Fund).

The Small-Cap Fund may not:

1. Issue any senior securities, borrow money or mortgage or pledge any of the assets of the Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total assets.

2. Buy any securities on margin or sell any securities short.

3. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies.

4. Underwrite securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

5. Invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, authorities or instrumentalities.

6. Purchase the securities of any issuer which would result in the Fund owning more than 10% of the outstanding voting securities of an issuer.

7. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

8. Purchase or sell commodities or commodity contracts, financial future contracts, puts, calls, straddles, spreads or any combination thereof or derivative securities of any kind, or interests in oil, gas or other mineral exploration or development programs.

9. Invest in companies for the purpose of exercising control or management.

10. Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, or instrumentalities.

11. Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets or invest in securities of any single investment company if as a result of such investment, the Fund owns more than 3% of the total voting stock of such investment company.

12. Invest in foreign securities, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts (ADRs).

The Viking Large-Cap Value Fund has a non-fundamental policy whereby the Fund Normally invests at least 80% of its net assets in equity securities of large capitalization companies. The Fund currently defines large-cap companies as companies with total market value of at least $3 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a companys securities after it has fallen below $3 billion. The Viking Small-Cap Value Fund has a non-fundamental policy whereby the Fund normally Invests at least 80% of its net assets in equity securities of small Capitalization companies. The Fund currently defines small capcompanies as Companies with total market value of no more than $3 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a companys securities after it has grown beyond $3 billion.
These non-fundamental 80% policies for the Large-Cap Fund and the Small-Cap Fund cannot be changed without 60 days notice to shareholders.

Each Fund has a non-fundamental policy restricting its investment in illiquid securities to 15% of net assets. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which a Fund has valued the securities.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

Excluding the Funds restrictions regarding borrowing and illiquid securities, any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities and such excess results therefrom. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on borrowing or illiquid securities, the investment manager will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

DESCRIPTION OF INVESTMENT TECHNIQUES AND RISKS

The following is a description of the various types of securities the Tax-Free Funds may buy and the accompanying risks.

Municipal Bonds meet longer-term capital needs and generally have maturities from one to 30 years when issued. They have two principal classifications: general obligation bonds and revenue bonds.

General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads. The basic security behind general obligation bonds is the issuers pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Revenue Bonds. The full faith, credit and taxing power of the issuer do not secure revenue bonds. Instead, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. For example, housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments. Some authorities have further security in the form of state assurances (although without obligation) to make up deficiencies in the debt service reserve fund.

All of the municipal securities in which the Funds invest are rated, at the time of purchase, within the four highest ratings by a nationally recognized statistical rating service such as Standard and Poors Corporation (S & P), Moodys Investors Service (Moodys) or Fitch Investors Service (Fitch) or are of comparable quality as determined by the investment manager.

Ratings of municipal bonds represent the opinions of the rating services with respect to the securities and are not absolute standards of quality. Please see Description of Bond Ratings for a discussion of the ratings.

With respect to unrated securities, it is also the Funds intent to buy securities that, in the view of the investment manager, would be comparable in quality to the Fund's rated securities and have been determined to be consistent with the Fund's objectives without exposing the Funds to excessive risk. The Funds will not buy issues that are in default or that the investment manager believes involve excessive risk.

Tax-exempt industrial development revenue bonds. The Funds may invest in industrial development revenue bonds the interest on which is exempt from federal income tax in the opinion of the bond issuers counsel. Tax-exempt industrial development revenue bonds are issued by or on behalf of public authorities to finance various privately operated facilities for business, manufacturing, housing, sports and pollution control, as well as public facilities such as airports, mass transit systems, ports and parking. The payment of principal and interest is solely dependent on the ability of the facilitys user to meet its financial obligations and the pledge, if any, of the facility or other property as security for payment.

Municipal Lease Obligations. The Funds may invest in municipal lease obligations, including certificates of participation. Since annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of debt and may allow an issuer to increase government liabilities beyond constitutional debt limits. When faced with increasingly tight budgets, local governments have more discretion to curtail lease payments under a municipal lease obligation than they do to curtail payments on other municipal securities. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the propertys private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free. While cancellation risk is inherent to municipal lease obligations, the investment manager believes that this risk may be reduced, although not eliminated, by the Funds policies on the quality of securities in which they may invest.

Zero-coupon securities. The Funds may invest in zero-coupon and delayed interest securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuers perceived credit quality.
The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, a Fund may not receive any return on its investment.

Because zero-coupon securities bear no interest, their value is generally more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more drastically than bonds paying interest on a current basis when interest rates rise. When interest rates fall, zero-coupon securities rise more rapidly in value, because the bonds reflect a fixed rate of return.

An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investments. To generate cash to satisfy distribution requirements, a Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Callable bonds.   Each Fund may invest in callable bonds, which allow the issuer to repay some or all of the bonds ahead of schedule. If a bond is called, the Fund will receive the principal amount and accrued interest, and may receive a small additional payment as a call premium. The Fund may sell a callable bond before its call date, if it believes the bond is at its maximum premium potential. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security. If the Fund originally paid a premium for the bond because it had appreciated in value from its original issue price, the Fund also may not be able to recover the full amount it paid for the bond. One way for the Fund to protect itself from call risk is to buy bonds with call protection. Call protection is an assurance that the bond will not be called for a specific time period, typically five to 10 years from when the bond is issued. In light of the Funds pricing policies and certain amortization procedures required by the IRS, the Funds do not expect to suffer any material adverse impact related to the value at which they carry bonds in connection with calls of bonds purchased at a premium. As with any investment strategy, however, there is no guarantee that a call may not have a more substantial impact than anticipated.

Escrow-secured or defeased bonds are created when an issuer refunds, before maturity, an outstanding bond issue that is not immediately callable (or pre-refunds), and sets aside funds for redemption of the bonds at a future date. The issuer uses the proceeds from a new bond issue to buy high grade, interest bearing debt securities, generally direct obligations of the U.S. government. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond. Escrow-secured bonds often receive a triple A or equivalent rating from Moodys, S & P, or Fitch.

When-issued securities. Municipal securities are frequently offered on a when-issued basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to buy is made, but delivery and payment take place at a later date. During the time between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. If the other party to the transaction fails to deliver the security, the Funds could miss a favorable price or yield opportunity, or could experience a loss.

When a Fund makes the commitment to buy a municipal security on a when-issued basis, it records the transaction and reflects the value of the security in the determination of its Net Asset Value. The Funds believe that their Net Asset Values or income will not be negatively affected by the purchase of municipal securities on a when-issued basis. The Funds will not engage in when-issued transactions for investment leverage purposes.

Although the Funds will generally buy municipal securities on a when-issued basis with the intention of acquiring the securities, they may sell the securities before the settlement date if it is considered advisable. When a Fund is the buyer, it will maintain cash or securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. If assets of the Funds are held in cash pending the settlement of a purchase of securities, the Funds will not earn income on those assets.

Municipal market disruption risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before the state legislatures that would affect the state tax treatment of a municipal funds distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal funds holdings would be affected and the Trustees would reevaluate the Funds investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a Fund.

U.S. Government obligations are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. Government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes and bonds.

Other investment companies. The Funds may invest in the shares of other investment companies. Such investments may be the most practical manner in which the Funds can invest in certain securities because those securities themselves may not be available at the time a Fund is ready to make an investment.

As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. A Fund does not intend to invest in such investment companies unless, in the judgment of the Fund's investment manager, the potential benefits of such investment justify the payment of any applicable premium of sales charge. Each Fund's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Funds total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate.

Temporary investments. During unusual market or other conditions, each Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents. These short-term investments may be taxable.

Single state considerations. Because each of the Tax-Free Funds focuses its investments in the municipal securities of a single state, changes in economic, political or regulatory occurrences in the state could adversely affect the states municipal bond issues and will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. The following discussion of the states economies was obtained from external research reports and has not been independently verified by the Funds.

Montana general economic conditions Lumbering and recreation are major sources of income in western Montana, while agriculture is the chief source of income in eastern Montana. Two-thirds of the State's land mass is in farms and ranches. Mineral and oil/gas exploration, extraction and processing and governmental operations are important economic factors throughout the State.

The Legislature completed action on the 2004-2005 biennium budget in late April of 2003. Through a combination of expenditure restraint, transfers of excess funds from the state's worker's compensation fund, tax increases on cigarettes and other tobacco products, accommodations, and rental cars, and moderate revenue growth projected ending general fund balances of $15 million for FY2003, $31 million for FY2004, and $46 million of FY2005 were forecasted. Revenue from continuing sources is anticipated to fall short of expenditures in FY2003 and FY2004 but rise above expenditures in FY2005 achieving the Governor's goal of reestablishing structural balance by the end of the biennium.

Total general obligation debt outstanding as of 2/1/02 was $223 million. Total tax-supported debt, including highway revenue bonds and coal severance tax bonds was $289 million. The general obligation debt represents 1.1% of 2000 personal income. As measured against personal income, the state's debt burden has decreased, moving from the 2-3% range experienced from 1990 through 1996 to just over 1% currently.

The credit outlook for Montana is stable, reflecting the state's conservative financial operations and low debt levels, which mitigate the risks stemming from a relatively concentrated and resource-dependent economy.

North Dakota general economic conditions. North Dakota's economy remains dependent on agriculture, susceptible to swings in farm prices, U.S. Government farm programs and international demand for the state's agricultural products. Agriculture is the state's chief source of revenue and composes one-third of the state's economic base (excluding federal activity). Crops make up two-thirds of the state's annual agricultural productivity; livestock makes up the rest. Cash receipts for 2001 from the marketing of crops and livestock in the state totaled over $2.98 billion as compared to $2.69 billion in 2000. Each dollar produced by agriculture turns over an additional three to four dollars of revenue in the business sector.

The non-farm employment base consists of a balanced mix of jobs in services and trade sectors, and a relatively large government sector and small manufacturing sector. Non-farm employment growth has slowed, with average annual employment increasing 1.7% in 1998 , 1.3% in 1999, 1.0% in 2000 and 0.90% in 2001. Slower job growth has not yet affected the unemployment rate, which remains near an all time low. Average annual unemployment in 2001 equaled a very low 2.8% and in 2002 was at 4.0%, still well below the national average.

North Dakota's demographic profile is expected to remain weak relative to the region and nation. Total personal income has grown at a moderate pace, expanding an average of 4.4% from 1998 to 2002. This growth is slightly higher than the national pace over the same period. Personal income per capita remains low at 87% of the U.S. level, ranking 37th in the nation. North Dakota continues to experience stagnant population growth, gaining just 3,400 to 642,200 in 2000 vs 638,800 in 1990. The state has actually experienced net out-migration since 1980 when its population was 652,717.

North Dakota has maintained a strong financial position over the last decade, reflecting a record of conservative budgeting practices. However, on July 9, 2002 Governor John Hoeven stated that based on a new 2001-
2003 forecast, the State of North Dakota was facing a $43 million shortfall in General Fund revenues. As a result, the Governor immediately directed that two steps be taken to resolve the shortfall. First, the Governor directed that an additional $25,000,000 be transferred from the Bank of North Dakota to the General Fund during the 2001-2003 biennium. Secondly, he authorized the Director of the Office of Management and Budget to implement the allotment process and direct a 1.05% allotment (a reduction in General Fund appropriation authority) for all General Fund agencies totaling $18 million.

North Dakota's debt ratios are among the lowest in the nation and are expected to remain low for the foreseeable future. Due to restrictive constitutional provisions, North Dakota has not issued general obligation debt since 1986. The state's $101 million in net tax-supported debt is in the form of lease debt, as all general obligation debt was called for redemption. The state has relied on lease revenue bonds as the primary financing vehicle for constructing state facilities, including projects for the benefit of state universities and colleges, and for the Department of Corrections.

The credit outlook for North Dakota is stable, reflecting the expectation that North Dakota's debt ratios will remain low, the economy will remain stable, although somewhat susceptible to swings in agricultural commodity prices, and the state's financial operations will remain relatively strong.

The following is a description of the various types of securities the Value Funds may buy and the accompanying risks.

Equity securities. Equity securities generally entitle the holder to participate in a companys general operating results. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a companys success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a companys success or lack of success through increases or decreases in the value of the companys shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

American Depositary Receipts. The Fund may invest up to 20% of its net assets in sponsored ADRs. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs are contractually obligated to disclose material information in the United States.

While these investments in U.S. dollar-denominated securities of foreign issuers are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

U.S. Government obligations are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. Government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes and bonds.

Other investment companies. The Funds may invest in the shares of other investment companies. As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities.
A Fund does not intend to invest in such investment companies unless, in the judgment of the Fund's investment manager, the potential benefits of such investment justify the payment of any applicable premium of sales charge.
Each Fund's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate.

Temporary investments. During unusual market or other conditions, each Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents.

TRUSTEES AND OFFICERS

The Funds have a Board of Trustees (Board). The Board is responsible for the overall management of the Funds, including general supervision and review of each Fund's investment activities. The Board, in turn, elects the officers of the Funds who are responsible for administering each Fund's day-to-day operations. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts.

The following tables set forth information concerning the trustees and Officers of the Trust.




                                                                               Number of
                                                                               Portfolios in
                                                                               Fund Complex         Other Directorships
Name, Age and            Position & Length        Principal Occupation         Overseen by          Held Outside Fund
Address                  of Time Served*          During Past 5 Years          Trustee              Complex by Trustee
-----------------------------------------------------------------------------------------------------------------------
Shirley R. Martz (80)    Trustee                  Retired                              4            NA
1451 15th St. SW          since
Minot, ND 58701          1999

Mike Timm (67)           Trustee                  Retired; President and               4            NA
1800 2nd St. SE           since                    General Manager, Timm Moving
Minot, ND 58701          1999                     and Storage (1959-2000); State
                                                  Representative, North Dakota
                                                  House of Representatives (1973-
                                                  Present); Speaker of the North
                                                  Dakota House of Representatives
                                                  (1997).

Peter C. Zimmerman (38)  Trustee                  General Manager, Holiday Inn (1995-  4            NA
1313 Hiawatha St.        since                    present).
Minot, ND 58701          1999

Shannon D. Radke (38)**  Trustee                  President, Viking Fund Management,   4            Governor, Viking Fund
1400 14th Ave. SW        since                    LLC (1998-present); President,                    Management, LLC;
Minot, ND 58701          1999                     Viking Fund Distributors, LLC                     Governor, Viking Fund
                                                  (1999-present).                                   Distributors, LLC

Douglas P. Miller (31)** Trustee                  Secretary and Treasurer, Viking    4              Governor, Viking Fund
902 2nd St. NE            since                    Fund Management, LLC (1998-                       Management, LLC
Minot, ND 58703          1999                     present); Secretary and Treasurer,                Governor, Viking Fund
                                                  Viking Fund Distributors, LLC (1999-              Distributors, LLC
                                                  Present.

*Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
(b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares. Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

**Indicates the Board member is considered an interested person under federal securities laws. Messrs. Radke and Miller are interested persons by virtue of the fact that they are officers of Viking Fund Management, LLC (Viking Management or investment adviser).

The Trust's Trust Instrument provides that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willfull misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

The following table sets forth information concerning the compensation of the trustees of the Trust for the year ended December 31, 2004. The compensation represents the total compensation paid to Trustees by all of the Funds in the Viking Fund complex The Funds do not have any retirement plans for their Trustees.

Name and Position with the Trust     Aggregate Compensation from the Trust
- -------------------------------     ------------------------------------
Shirley R. Martz                                    $1,500
Trustee

Mike Timm                                           $2,000
Trustee

Peter C. Zimmerman                                  $2,000
Trustee

Shannon D. Radke                                      $0
President, Treasurer and Trustee

Douglas P. Miller                                     $0
Vice President, Secretary and Trustee

As of February 23, 2005, the Trustees and Officers of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Tax-Free Fund for Montana.

As of February 23, 2005, the Trustees and Officers of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Tax-Free Fund for North Dakota.

As of February 23, 2005, the Trustees and Officers of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Large-Cap Value Fund.

As of February 23, 2005, the Trustees and Officers of the Trust, as a group, owned of record and beneficially 1.11% of the outstanding shares of the Small-Cap Value Fund.

Trustee Ownership of Fund Shares

The following table provides information regarding the dollar range of equity securities beneficially owned by each Trustee (1) in each Fund and (2) in the investment companies in the Viking Fund complex, as a whole, as of December 31, 2002.


Trustee                 Dollar Range of Equity Securities                      Aggregate Dollar Range of Equity
                        Owned in Each Fund                                     Securities in All Registered
                                                                               Investment Companies Overseen
                                                                               in Fund Complex
---------------------------------------------------------------------------------------------------------------
Shirley R. Martz        Tax-Free Fund for Montana: none                        $10,001-$50,000

                        Tax-Free Fund for North Dakota: $10,001-$50,000

                        Large-Cap Value Fund: none

                        Small-Cap Value Fund: none
---------------------------------------------------------------------------------------------------------------
Mike Timm               Tax-Free Fund for Montana: none                        $10,001-$50,000

                        Tax-Free Fund for North Dakota: none

                        Large-Cap Value Fund: $1-$10,000

                        Small-Cap Value Fund: $1-$10,000
---------------------------------------------------------------------------------------------------------------
Peter C. Zimmerman*     Tax-Free Fund for Montana: none                        None

                        Tax-Free Fund for North Dakota: none

                        Large-Cap Value Fund: none

                        Small-Cap Value Fund: none
---------------------------------------------------------------------------------------------------------------

Shannon D. Radke*       Tax-Free Fund for Montana: none                        $10,001-$50,000

                        Tax-Free Fund for North Dakota: none

                        Large-Cap Value Fund: $1-$10,000

                        Small-Cap Value Fund: $1-$10,000
---------------------------------------------------------------------------------------------------------------
Douglas P. Miller*      Tax-Free Fund for Montana: none                        $1-$10,000

                        Tax-Free Fund for North Dakota: none

                        Large-Cap Value Fund: $1-$10,000

                        Small-Cap Value Fund: $1-$10,000
---------------------------------------------------------------------------------------------------------------

*Indicates the Board member is considered an interested person under federal securities laws. Messrs. Radke and Miller are interested persons by virtue of the fact that they are officers of Viking Fund Management, LLC.

The Funds, the investment manager and the principal underwriter have adopted a code of ethics (the Code) which restricts the personal securities transactions of their employees. Its primary purpose is to ensure that personal trading by employees neither interferes with Fund portfolio transactions nor otherwise takes unfair or inappropriate advantage of an employees relationship to the Funds. The investment personnel and access persons who comply with applicable Preclearance procedures and disclosure procedures may be permitted to purchase, sell or hold certain types of securities, including securities which also may be or are held in the Funds, for their own accounts. The Code is on public file with, and available from, the Securities and Exchange Commission
(SEC).

The Tax-Free Funds do not invest in voting securities. The Value Funds do invest in voting securities thus the Board has given authority to the Value Funds' investment sub-adivser, Fox Asset Management, LLC ("Fox"), the authority to vote proxies relating to portfolio securities. The proxy voting policies of Fox are filed as an appendix to the SAI.


MANAGEMENT AND OTHER SERVICES

The Board has overall responsibility for the management of the Funds. Viking Management, located at 1400 14th Avenue SW, Minot, North Dakota 58701, is the Funds investment manager. Shannon D. Radke and Douglas
P. Miller, who are Officers and Trustees of the Funds are also Officers, Governors and principal owners of Viking Management.

The Funds have retained Viking Management to provide the Funds with investment advice and portfolio management. Mr. Shannon D. Radke is a Governor and President of Viking Management. Mr. Radke holds a Bachelor of Business Administration degree in Banking and Finance from the University of North Dakota. He has been engaged in the securities business since 1988 as a broker and as operations manager and later as chief operating officer of an unrelated investment advisory firm. Mr. Radke was a founder of Viking Management in September 1998 and has been responsible for managing the Tax-Free Funds portfolios on a day-to-day basis since the Funds inception. As compensation for the advisory services furnished to the Funds, the Funds pay Viking Management monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds daily net assets, 0.70% to the Large-Cap Funds daily net assets and 1.00% to the Small-Cap Funds daily net assets. The Tax-Free Fund for Montana paid $33,944 and $15,179 of investment advisory fees after a partial waiver for the years ended December 31, 2004 and 2003. The advisory fees were waived for the Tax-Free Fund for Montana for the years ended December 31, 2002. The Tax-Free Fund for North Dakota paid $10,584 and$2,064 of investment advisory fees after a partial waiver for the years ended December 31, 2004 and 2003. The advisory fees were waived for the Tax-Free Fund for North Dakota for the years ended December 31, 2002.
The Large-Cap Fund paid $20,094, $14,412 and $8,328 of investment fees after a partial waiver for the years ended December 31, 2004, 2003 and 2002 respectively. Small-Cap Value fund paid $10,698 and $3,014 of investment fees after a partial waiver for the years ended December 31, 2004 and 2003. Small-Cap Fund paid $0 of investment fees after waiver for the year ended December 31, 2002.

Under a sub-advisory agreement between Fox and the investment manager, Fox provides the Large-Cap Fund and the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of Viking Management. Fox is a subsidiary of Eaton Vance Corp. and is located at 44 Sycamore Avenue, Little Silver, New Jersey 07739.
As of February 17, 2005, Fox managed assets of more than $2.4 billion for employee benefit plans, endowments, foundations, wrap fee programs and other institutional investors. Fox provides its services to the Large-Cap Fund under a multiple-manager, investment committee system (investment committee). The investment committee currently consists of sour senior portfolio managers with combined securities industry experience of 65 years. Fox has served as sub-adviser to the Large-Cap Fund since the Funds inception. As compensation for its services provided to the Large-Cap Fund, the investment manager pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Funds daily net assets of up to $100 million and 0.35% to the Funds daily net assets in excess of $100 million. For the year ended December 31, 2004, the investment manager paid the sub-adviser $11,488 as compensation for its services provided to the Large-Cap Fund.

Mr. George C. Pierides serves as portfolio manager for the Small-Cap
Fund. Mr. Pierides, the Small-Cap Equities Director at Fox, spearheads the firms small-cap efforts. He received a BA in Economics from the University of Virginia and an MBA in Finance from the College of William & Mary. Mr. Pierides has been engaged in the securities business since 1983 as an analyst and money manager. Fox has served as sub-adviser to the Fund since the Fund's
inception.    As compensation for its services to the Fund, the investment manager pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Funds daily net assets until the net assets reach $5 million and 0.60% to the Funds daily net assets when the net assets surpass $5 million. For the year ended December 31, 2004, the investment manager paid the sub-adviser $5,819 as compensation for its services provided to the Small-Cap Fund.

As described in the Funds prospectus, Viking Management has contractually agreed to waive its fees or reimburse each Fund for its expenses through August 1, 2009, so that the Tax-Free Funds total annual operating expenses during this period will not exceed 0.85% of their average daily net assets on an annual basis, the Large-Cap Funds total annual operating expenses during this period will not exceed 1.35% of its average daily net assets on an annual basis and the Small-Cap Funds total annual operating expenses during this period will not exceed 1.65% of its average daily net assets on an annual basis. These contractual waivers may not be altered by the investment manager during the stated period.

The Advisory Agreement and Sub-advisory Agreement each were approved by the Board (including all of the Trustees who are not "interested persons" of the Fund, as defined under the 1940 Act) and by the shareholders of the Fund in compliance with the 1940 Act. Each Agreement provides that it will be in force for an initial two-year period and, in order to continue to be in effect thereafter, it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Advisor or the Fund, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund.

The Board last considered the renewal of the Advisory Agreement and Sub-advisory Agreement at a meeting held on May 26, 2004. In determining whether to approve the continuance of the Advisory Agreement and Sub-advisory Agreement, the Trustees considered whether approving the Investment Advisory Agreement and the Sub-Advisory Agreement would be in the best interest of each Fund and its shareholders. As part of the renewal process, legal counsel to the Funds sent information request forms to the Advisor seeking certain relevant information. The Adviser's responses were provided to the Trustees and to counsel to the Independent Trustees for their review prior to the meeting. The Trustees were provided with the opportunity to request any additional materials. The Trustees, with assistance of the counsel to the Independent Trustees, posed questions to management personnel of the Adviser regarding certain key aspects of the material submitted in support of the renewals.

In approving the renewal of the Advisory Agreement of the Funds, the Board reviewed and evaluated (1) investment performance of each Fund compared to each Fund's peer group, each Fund's Morningstar rating as well as comparisons to applicable indices, (2) the quality of the advisory and management services to the Funds, which include, but are not limited to, providing investment advise to the Funds, monitoring and evaluating the Sub-adviser who makes day-to-day investment decisions for the Value Funds, complying with the Funds' investment objectives and policies, review of brokerage matters, and implementing Board directives; (3) the Adviser's costs and profitability (or lack thereof) in managing the Funds, in light of the quality of services provided to the Funds, including the costs associated with personnel, systems and equipment necessary to manage the Funds; (4) the management fees charged to the Funds in comparison to those of funds with similar investment objectives; (5) the Adviser's contractual commitment to cap total fund expenses through August 1, 2009; and (6) the fact that the Funds have not yet been able to increase assets to realize economies of scale.

In approving the renewal of the Sub-advisory Agreement with Fox on behalf of the Value Funds, the Trustees considered (1) investment performance of each Value Fund compared to each Fund's peer group, each Value Fund's Morningstar rating as well as comparisons to applicable indices, (2) the experience of Fox in managing assets, (3) the resources of Fox and its parent, Eaton Vance, available to fulfill its duties, (4) an in-depth discussion of the factors that contributed to each Value Fund's performance as well as an analysis of Fox's historical composite performance, (5) the fees charged by Fox for its sub-advisory fees compared to Fox's other fund clients, and (6) Viking Management's recommendation to continue to retain Fox.

Based on the Trustees' deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Advisory and Sub-advisory Agreements and concluded that the compensation under each Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

The Funds have also entered into an agreement with Viking Management to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses. Viking Management waived all administrative, portfolio accounting and transfer agent fees for the years ended December 31, 2004, 2003 and 2002.

Custodian.  First Western Bank and Trust, 900 South Broadway, Minot,
North Dakota 58701, serves as custodian of the securities and other assets of the Funds.

Auditor. Brady, Martz & Associates, P.C., 207 East Broadway, Suite 200, Bismarck, ND 58501, serves as each Funds independent auditor.

PORTFOLIO TRANSACTIONS

Viking Management and the sub-adviser (pursuant to authorization in its sub-advisory agreement with Viking Management) place orders for the purchase and sale of portfolio securities on behalf of the Funds, and will do so in accordance with the policies described below.

For transactions in fixed-income securities, purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Funds typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit. In effecting securities transactions, each Fund seeks to obtain the best price and execution of orders. For transactions in fixed-income securities, selection of broker-dealers is generally based on the availability of a security and its price and on the overall quality of execution provided by the broker-dealer.
In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, Viking Management and the sub-adviser consider such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. In agency transactions, Viking Management and the sub-adviser also may consider the brokerage and research services that broker-dealers provide to the Funds or Viking Management.

Each Fund may execute agency portfolio transactions with broker-dealers who provide research and execution services to the Fund or other investment accounts over which Viking Management or the sub-adviser exercises investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).

Subject to applicable limitations of the federal securities laws, the Funds may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the Funds to pay such higher commissions, Viking Management or the sub-adviser must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers. In reaching this determination, they will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.

No Fund effects transactions with or through broker-dealers in accordance with any formula or for selling shares of a Fund. However, broker-dealers who effect or execute portfolio transactions may from time to time effect purchases of Fund shares for their customers.

The Board periodically reviews Viking Management and the sub-adviser to assess each entitys performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and reviews the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

Investment decisions for each Fund are made independently from those of other Funds managed by Viking Management and the sub-adviser. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more Funds or accounts are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each Fund or account. In some cases this system could have a detrimental effect on the price or value of the security as far as each Fund is concerned. In other cases, however, the ability of the Funds to participate in volume transactions will produce better executions and prices for the Funds. It is the current opinion of the Trustees that the desirability of retaining Viking Management and the sub-adviser as investment adviser and sub-adviser to the Funds outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

For the fiscal years ended December 31, 2004, 2003 and 2002, no agency transactions were executed by Viking Management on behalf of the Tax-Free Funds as transactions for these Funds were done on a principal basis. Therefore, no brokerage commissions were paid by the Tax-Free Funds during those periods. For the years ended December 31, 2004, 2003 and 2002, , the aggregate amount of brokerage commissions paid by the Large-Cap Fund totaled $2,626, $3,132 and $3,244. During the last fiscal year, the sub-adviser directed brokerage transactions for the Large-Cap Fund in the amount of $1,536,474 to a broker because of research services provided resulting in commissions of $2,626. For the year ended December 31, 2004, the aggregate amount of brokerage commissions paid by the Small-Cap Fund totaled $1,424. During the last fiscal year, the sub-adviser directed brokerage transactions for the Small-Cap Fund in the amount of $596,289 to a broker because of research services provided resulting in commissions of $1,424. As of December 31, 2004, no Fund owned securities of its regular broker-dealers.

Portfolio Holdings Disclosure Policy

Viking Mutual Funds (the "Funds") prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties including individual investors, institutional investors, intermediaries, rating and ranking organizations, and affiliated persons of the Funds or Viking Fund Management, LLC.

The Fund's complete portfolio holdings as of the end of each calendar quarter will be publicly disclosed by the 15th day of the following calendar month or the first business day thereafter. The disclosure will be made with the filing of Form N-Q with the Securities and Exchange Commission and can be viewed at www.sec.gov.

No Fund, Viking Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings.

Distributions and Taxes

Tax-Free Funds

Distributions of net investment income. By meeting certain requirements of the Internal Revenue Code (the Code), each Fund intends to qualify to pay exempt-interest dividends to shareholders. These dividends are derived from interest income exempt from federal income tax, and they are not subject to federal income tax when they are distributed. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they will also be exempt from that states personal income taxes. A state generally does not grant tax-free treatment to interest on state and municipal securities of other states.

At the end of each calendar year, each Fund will provide you with the percentage of any dividends paid that qualify for tax-free treatment on your personal income tax return. You should consult with your personal tax adviser to determine the application of your state and local laws to these distributions. Corporate shareholders should consult with their corporate tax advisers about whether any of their distributions may be exempt from corporate income or franchise taxes.

Each Fund may earn taxable income on any temporary investments, on the excess of short-term capital gains over long-term capital losses (net short-term capital gain), or on ordinary income derived from the sale of market discount bonds.
Any distributions by a Fund from that income will be taxable to you as ordinary income, whether you take them in cash or additional shares.

From time to time, a Fund may buy a tax-exempt bond in the secondary market for a price that is less than the principal amount of the bond. This discount is called market discount if it exceeds a de minimis amount specified in the Code. A portion of the gain on sale or disposition of market discount bonds (not exceeding the accrued portion of market discount at the time of the sale) is treated as ordinary income rather than capital gain. Any distribution by a Fund of this income will be taxable as ordinary income to you. The amount of market discount, if any, is expected to be small.

Dividends-received deduction for corporations.   Because each Tax-Free Funds
income is derived from interest rather than dividends, no portion of its distributions will be eligible for the corporate dividends-received deduction.

Treatment of private activity bond interest. Interest on certain non-essential or private activity bonds issued after August 7, 1986, while exempt from federal income tax, constitutes a preference item for taxpayers in determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability for those taxes, depending on your individual or corporate tax position. Consistent with the Tax-Free Funds investment goals, each Fund may invest up to 20% of its net assets in private activity bonds if, in the investment managers opinion, those bonds represent the most attractive investment opportunity then available to the Fund. Persons who are substantial users as defined in the Code, or persons related to such users, of facilities financed by private activity bonds should consult with their tax advisers before buying shares in a Fund.

The Code also imposes certain limitations and restrictions on the use of tax-exempt bond financing for non-governmental business activities, including activities financed by certain industrial development or private activity bonds. Some of these bonds, including bonds for sports arenas, parking facilities, and pollution control facilities, do not pay tax-exempt interest.

Investments in original issue discount (OID) bonds. To the extent a Fund invests in zero coupon municipal bonds or other bonds issued at a discount (ie., with OID), the Fund may have to take into account each year a portion of the OID and distribute that income to maintain its qualification as a regulated investment company. A Fund may have to make these distributions to you prior to its receipt of cash payments.

Defaulted obligations. A Fund may be required to accrue income on defaulted obligations and to distribute that income to you even though it is not currently receiving interest or principal payments on those obligations. To generate cash to satisfy this distribution requirement, the Fund may be required to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Value Funds

Distributions of net investment income. Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the Funds operation, constitutes its net investment income from which dividends may be paid to you. Any distributions by the Fund from that income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Dividends-received deduction for corporations. In some circumstances, a corporate shareholder will be allowed to deduct a portion of Fund dividends, thereby reducing the tax that it would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for that treatment. All dividends (including the deducted portion) must be included in a corporations alternative minimum taxable income calculation.

All Funds

Distributions of capital gains.   The Funds may derive capital gains and losses
in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net capital gains realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Certain distributions paid in January.   Distributions by a Fund that are
declared in October, November or December to shareholders of record in such a month, and paid in January of the following year will be treated for tax purposes as if they had been received by you on December 31 of the year in which they were declared.

Information on the tax character of distributions. The Funds will inform you of the amount of your dividends and capital gain distributions at the times they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in a Fund.

Election to be taxed as a regulated investment company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends to so qualify for that treatment during the current fiscal year. As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines that course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Funds earnings and profits.

Excise tax distribution requirements.   To avoid federal excise taxes, the Code
requires each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

* 98% of its taxable ordinary income earned during the calendar year;
* 98% if its capital gain net income earned during the twelve-month period ending October 31 of that year; and
* 100% of any undistributed amounts from the prior year.

Each Fund intends to declare these amounts in December and pay them in December or in January (if they are treated by you as received in December according to the rules described above) to avoid these excise taxes but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Redemption or exchange of Fund shares. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Viking Mutual Fund, you must report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss, and it will be long-term or short-term, depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to you with respect to your shares in a Tax-Free Fund and any remaining loss (or the entire loss in the case of the Large-Cap Fund) will be treated as a long-term capital loss to the extent of any net long-term capital gains distributed to you by a Fund on those shares.

All or a portion of any loss that you realize on the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of distributions or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Deferral of basis. If you redeem (sell) some or all of your shares in a Fund within 90 days after buying them and then reinvest the sales proceeds in that Fund or invest those proceeds in another Viking Mutual Fund, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated pursuant to the reinvestment or exchange privilege described in the Funds prospectus. All or a portion of the sales charge that you paid for your original shares (up to the amount of the reduction of the sales charge on the subsequent reinvestment or investment) will be excluded from your tax basis in these shares sold (for the purpose of determining gain or loss upon the sale of them). Any excluded portion of the sales charge will be added to the tax basis of the shares you subsequently acquire.

U.S. Government obligations. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS

Each Fund is a separate operating series of Viking Mutual Funds (the Trust), a Delaware business trust organized pursuant to a Trust Instrument dated March 30, 1999. The Trust is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trust has four separate operating series. Two of its series, the Tax-Free Funds, are non-diversified, and the other two series, Value Funds, are diversified. Each series of the Trust invests all of its net investable assets in a separate portfolio of securities. The Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Description of Shares. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

Shareholder Meetings. The Trustees of the Trust do not intend to hold annual meetings of shareholders of any Fund. The Trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

Certain Provisions of Trust Instrument. Under Delaware law, the shareholders of each Fund will not be personally liable for the obligations of that Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

As of February 22, 2005, the principal shareholders of the Funds, beneficial or of record, were:

Name and Address	 	 	 	 Share Amount		Percentage
TAX-FREE FUND FOR MONTANA
Pershing, LLC					84,867.651		7.09%
P.O. Box 2052
Jersey City, NJ 07303-9998

TAX-FREE FUND FOR NORTH DAKOTA
Jerry A. Olson and				79,206.216		13.03%
Linda S. Olson JTWROS
1725 Cherry Drive
Minot, ND 58701

Henry F. Bruns and				49,455.984		9.24%
Sandra Bruns JTWROS
3723 117th Ave SE
Valley City, ND 58072

LARGE-CAP VALUE FUND
The Community YMCA Foundation			46,434.231		18.03%
144 West Bergen Place
Red Bank, NJ 07701

SMALL-CAP VALUE FUND
West Brand & Co. fbo				9,226.625		 7.46%
Delton J. Torno IRA
P.O. Box 1090
Minot, ND 58702

Ralph J. Miller                               6,777.390               5.48%
1345 Monroe St.
Apt. 101
Denver, CO 80206

BUYING AND SELLING SHARES

The Funds continuously offer their shares through securities dealers who have an agreement with Viking Fund Distributors, LLC (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Funds may be required by state law to register as securities dealers.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Funds must be denominated in U.S. dollars. The Funds may either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction and make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the ex-dividend date).

Initial sales charges. For the Tax-Free Funds, the maximum initial sales charge is 3.75%. For the Value Funds, the maximum initial sales charge is 5.25%. The initial sales charge may be reduced or waived, as described below. The Funds offer several ways for you to combine your purchases of shares of the Funds to take advantage of the lower sales charges for large purchases.

Cumulative quantity discount. For purposes of calculating the sales charge, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in the Funds. You may also combine the shares of your spouse, children under the age of 21 or grandchildren under the age of 21. You may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Funds to determine the sales charge that applies.

Letter of Intent (LOI). You may buy shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

* You authorize Distributors to reserve 5% of your total intended purchase registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.
* You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.
* Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.
* Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with a Fund, you may buy shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Any purchases you made within 90 days before you filed your LOI may also qualify for a retroactive reduction in the sales charge. If you file your LOI with a Fund before a change in the Funds sales charge, you may complete your LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in the Funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13 month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you as you direct. If the amount of your total purchases, less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase on the dollar amount of the total purchases.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as your direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

For LOIs filed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Funds under the LOI. These plans are not subject to the requirement to reserve 5% of the total intended purchase or to the policy on upward adjustments in sales charges described above, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the LOI.

Group purchases. If you are a member of a qualified group, you may buy shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members existing investments, plus the amount of the current purchase.

A qualified group is one that:

* Was formed at least six months ago
* Has a purpose other than buying fund shares at a discount
* Has more than 5 members
* Can arrange for meetings between our representatives and group members
* Agrees to include the Funds sales and other materials in publications and mailings to its members at reduced or no cost to Distributors

Waivers for Certain Investors. Shares may be purchased without an initial sales charge by various individuals and institutions, including:

* officers, trustees, governors and employees (including retirees) of the Fund, its investment adviser, its principal underwriter or certain affiliated companies, for themselves, for members of their immediate families, for any company or corporation in which such persons own a 25% or greater stake, or any trust, pension, profit-sharing or other benefit plan for such persons (immediate family is defined to include spouse, children, parents and siblings);

* registered representatives and employees (including their spouses and dependent children) of broker-dealers having selling group agreements with Viking Fund Distributors, LLC (Viking Distributors) (the Funds underwriter) or any trust, pension, profit-sharing or other benefit plan for such persons;

* employees (including their spouses and dependent children) of banks and other financial services firms that provide advisory or administrative services related to the Fund pursuant to an agreement with the Fund, Viking Management or one of its affiliates, or any trust, pension, profit-sharing or other benefit plan for such persons;

* in connection with the acquisition of the assets of or merger or consolidation with another investment company;

* through certain investment advisers, broker-dealers, bank trust departments and other financial services firms, acting solely as an agent for their clients under an arrangement whereby the firm receives an asset based fee or other renumeration and does not receive the standard dealer commission on the purchase;

* certain retirement plans if the plan is sponsored by an employer (i) with at least 50 employees or (ii) with retirement plan assets of $500,000 or more;

* persons who retain an ownership interest in or who are the beneficial owners of an interest in Viking Management, for themselves or members of their immediate families, for any company or corporation in which such persons own a 25% or greater stake, or any trust, pension, profit sharing or other benefit plan for such persons; and

* persons purchasing Fund shares using redemption proceeds from the sale of shares of another mutual fund if (1) such person paid a front-end sales charge or a contingent deferred sales charge and (2) the purchase of Fund shares occurs within 365 days of the redemption date. Viking Distributors may require written evidence of eligibility for this waiver. This waiver may be discontinued at any time in the discretion of the Trust or Viking Management.

A Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Dealer compensation. Financial institutions or their affiliated brokers may receive an agency transaction fee as described in the Funds prospectus.

Distributors and/or its affiliates provide financial support to various securities dealers that sell shares of the Funds. This support is based primarily on the amount of sales of Fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealers sales and marketing efforts in the Funds; a securities dealers support of, and participation in, Distributors marketing programs; a securities dealers compensation programs for its registered representatives; and the extent of a securities dealers marketing programs relating to the Funds. Financial support to securities dealers may be made by payments from Distributors resources, from Distributors retention of underwriting concessions and from payments to Distributors under Rule 12b-1 plans. The receipt of such payments could create an incentive for securities dealers to offer the Funds instead of other mutual funds where such payments are not received. Consult a representative of your financial institution for further information.


Distributors may sponsor due diligence meetings for registered representatives during which they receive updates on various Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Funds, however, are more likely to be considered. To the extent permitted by their firms policies and procedures, registered representatives expenses in attending these meetings may be covered by Distributors.

Exchange privilege.   If you request the exchange of the total value of your
account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new Fund and invested at net asset value. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Funds general policy to initially invest this money in shares of other investment companies, short-term U.S. Government obligations or cash and cash equivalents, unless it is believed that attractive investment opportunities consistent with the Funds investment goals exist immediately. This money will then be withdrawn from the shares of other investment companies, short-term U.S. Government obligations or cash and cash equivalents and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

Systematic withdrawal plan. Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $25. For retirement plans subject to mandatory distribution requirements, the $25 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you.

You may discontinue a systematic withdrawal plan or change the amount and schedule of withdrawal payments by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. The Funds may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholders death or incapacity.

Redemptions in kind. Each Fund is obligated to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Funds net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of a Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Funds net assets and you may incur brokerage fees in converting the securities to cash. The Funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

Share certificates. We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

General information. If dividend checks are returned to the Funds marked unable to forward by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the Funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in the prospectus.

Viking Management may pay certain financial institutions that maintain omnibus accounts with the Funds on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, a Fund may reimburse Viking Management an amount not to exceed the per account fee that the Fund normally pays Viking Management for shareholder services. These financial institutions may also charge a fee for their services directly to their clients.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which should be promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealers responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealers failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

In the event of disputes involving multiple claims of ownership or authority to control your account, each Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share plus any applicable sales charge, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV.

The value of a mutual fund is determined by deducting the funds liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The Funds calculate the NAV per share each business day at the close of trading on the New York Stock Exchange (normally 3:00 p.m. central time). The Funds do not calculate the NAV on days the New York Stock Exchange (NYSE) is closed for trading.

When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, each Fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. Each Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices.

Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value determined in good faith following procedures approved by the Board.

Municipal securities are valued by Viking Management using a matrix system which estimates market values from yield data relating to securities with similar characteristics.

Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Funds may use a pricing service, bank or securities dealer to perform any of the above described functions.

The Underwriter

Viking Fund Distributors, LLC (Viking Distributors) acts as the principal underwriter in the continuous public offering of the Funds shares. Viking Distributors is located at 1400 14th Ave. SW, Minot, ND 58701. Shannon D. Radke and Douglas P. Miller, who are Officers and Trustees of the Funds, are also Officers and Governors of Viking Distributors.

Viking Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Viking Distributors) and of sending prospectuses to existing shareholders.

The table below shows the aggregate dollar amount of underwriting commissions Viking Distributors received in connection with the offering of the Funds shares and the net underwriting discounts and commissions Viking Distributors retained after allowances to dealers for the fiscal years ended December 31, 2004, 2003 and 2002.

						Total		Amount
						Commissions	Retained by
						Received ($)	Distributors ($)

2004
Tax-Free Fund for Montana			37,168		7,274
Tax-Free Fund for North Dakota			40,390	        6,826
Large-Cap Value Fund				7,777		1,273
Small-Cap Value Fund				12,186		1,970


2003
Tax-Free Fund for Montana			97,130		19,197
Tax-Free Fund for North Dakota			77,959	        14,664
Large-Cap Value Fund				8,206		1,467
Small-Cap Value Fund				9,420		2,495


2002
Tax-Free Fund for Montana			106,405		20,620
Tax-Free Fund for North Dakota			11,694	        3,867
Large-Cap Value Fund				9,464		1,367
Small-Cap Value Fund				4,801		718


Viking Distributors may be entitled to compensation under the Rule 12b-1 plan, as discussed below. Except as noted, Viking Distributors receives no other compensation from the Funds for acting as underwriter.

Distribution and service (12b-1) fees. The Funds have adopted a distribution and service plan dated July 28, 1999 with respect to each Fund (the Plan), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges.
Pursuant to the Plan, each Fund may compensate Viking Distributors for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plan authorizes payments to Viking Distributors of up to 0.25% annually of the average daily net assets of the Tax-Free Funds. The Plan authorizes payments to Viking Distributors of up to 0.40% annually of the average daily net assets of the Value Funds. All distribution expenses over this amount will be borne by those who have incurred them.

The Plan. The Plan provides for periodic payments by Viking Distributors to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. Expenditures under the Plan may also include, among others, a prorated portion of Viking Distributors overhead expenses; the expenses of printing prospectuses and reports used for sales purposes; and preparing and distributing sales literature and advertisements. The portion of payments by a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Fund shares owned by clients of such broker, dealer or financial intermediary.

The fee is an expense. This means that all shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate. The fees shall be payable regardless of whether those fees exceed or are less than the actual expenses incurred by Viking Distributors with respect to each Fund in a particular year. The Plan does not permit unreimbursed expenses incurred in a particular year to be carried over to be reimbursed in later years.

In addition to the payments that Viking Distributors or others are entitled to under the Plan, the Plan also provides that to the extent each Fund, Viking Management or Viking Distributors or other parties on behalf of the Fund, make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the Plan. The terms and provisions of the Plan relating to required reports, term, and approval are consistent with Rule 12b-1.

The Plan has been approved in accordance with the provisions of Rule 12b-1. The Plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the noninterested members of the Funds Board. The Plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the noninterested Board members on not more than 60 days written notice, by Viking Distributors on not more than 60 days written notice, by any act that constitutes an assignment of the management agreement with the manager or by vote of a majority of the outstanding shares of the Fund. Viking Distributors or any dealer or other firm may also terminate their respective dealer agreement at any time upon written notice.

The Plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the Fund, and all material amendments to the Plan or any related agreements shall be approved by a vote of the noninterested Board members, cast in person at a meeting called for the purpose of voting on any such amendment.

Viking Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plan should be continued.

For the fiscal year ended December 31, 2004, Viking Distributors expenditures for advertising, promotion, printing and postage, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel and overhead expenses pursuant to the plan and the amounts the funds paid Viking Distributors under the plan were:

						Distributors	Amount
						Eligible	Paid by
						Expenses ($)	the Fund ($)
Tax-Free Fund for Montana
Advertising and promotion			     550		0
Printing and postage			           1,480		0
Compensation to underwriters		               0		0
Compensation to broker-dealers	                  29,740		0
Compensation to sales personnel	           8,020		0
Overhead expenses				   3,184		0

Tax-Free Fund for North Dakota
Advertising and promotion			     550		0
Printing and postage			           1,480		0
Compensation to underwriters		               0		0
Compensation to broker-dealers	                  14,016		0
Compensation to sales personnel	           6,052		0
Overhead expenses				   3,184		0

Large-Cap Value Fund
Advertising and promotion			     550		0
Printing and postage			           1,480		0
Compensation to underwriters		               0		0
Compensation to broker-dealers	                   4,784          4,414
Compensation to sales personnel	           4,916		0
Overhead expenses				   3,184		0

Small-Cap Value Fund
Advertising and promotion			     550		0
Printing and postage			           1,480		0
Compensation to underwriters		               0		0
Compensation to broker-dealers	                  3,976		0
Compensation to sales personnel	           4,976		0
Overhead expenses				   3,184		0

DESCRIPTION OF BOND RATINGS

MOODYS

Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt-edged. Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba: Municipal bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Con.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.


S&P

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuers capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH

AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligors ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligors ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Municipal bonds rated BB are considered speculative. The obligors ability to pay interest and repay principal may be affected over time by adverse economic changes. Business and financial alternatives can be identified, however, that could assist the obligor in satisfying its debt service requirements.

B: Municipal bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligors limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Municipal bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA category.


FOX ASSET MANAGEMENT

PROXY VOTING POLICY
(Standard)

Introduction

Fox Asset Management ("Fox") has adopted and implemented policies (and the procedures into which they are incorporated) that it believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. Fox's authority to vote the proxies of its clients is established by their advisory contracts or similar documentation. These proxy policies (and the procedures into which they are incorporated) reflect the Securities and Exchange Commission ("SEC") requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

For those accounts which Fox has undertaken to vote proxies, Fox retains the final authority and responsibility for such voting. On behalf of its valued clients, Fox:

1)     applies a proxy voting policy consistently;
2)     documents the reasons for voting; and
3) maintains records of voting activities for clients and regulating authorities.

Recordkeeping
Fox will maintain records relating to the proxies it votes on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

A copy of Fox's proxy voting policies and procedures;
Proxy statements received regarding client securities (if such proxies are available on the SEC's EDGAR system or a third party undertakes to promptly provide a copy of such documents to Fox, Fox does not need to retain a separate copy of the proxy statement);
A record of each vote cast;
A copy of any document created by Fox that was material to making a decision on how to vote a proxies for a client or that memorializes the basis for such a decision; and
Each written client request for proxy voting records and Fox's written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of Fox for two years after they are created.

Approval of Independent Auditors
Fox believes that the relationship between the company and its auditors should be limited primarily to the audit engagement, and closely allied audit related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. Fox will also consider the reputation of the auditor and any problems that may have arisen in the auditor's performance of services.

Voting Policy
Fox manages client accounts solely in the best interest of the recipients or beneficiaries of the funds it is investing. Industry standards of care, skill, prudence and diligence are brought to bear on every investment action. This philosophy of prudence is applied to proxy voting as well.

Fox purchases an equity, focusing on the ability of the company's board of directors and senior management to improve shareholder value. However, the confidence in management shown by Fox's purchase of the stock does not transfer to automatic voting procedures whereby Fox "rubber stamps" its wishes on the proxy ballot.

Fox views the proxy as an economic instrument, and makes proxy voting decisions based on financial criteria when present. At the same time, decisions will, whenever possible, protect the rights of its clients as shareholders. Thus, in making a proxy voting decision, two primary considerations are in effect: first, the economic impact of the proposal; and second, the impact of the proposal on shareholder rights.

For Fox's clients who are supportive of timely and sometimes controversial social issues, Fox will attempt to vote proxies in a manner that reflects their perspective. However, it should be noted that Fox will support a social ballot item only after a careful assessment of the extent to which the outcome that is advocated in the social proposal would impair or injure the company's chances to fulfill its mission and meet its growth targets.

Therefore, to summarize all votes will be reviewed on a case-by-case basis and no issues will be considered routine. Each issue will be considered in the context of the company under review and the account for which Fox is voting. In other words, proxy voting guidelines are just that guidelines. When company- and client-specific factors are overlaid, every proxy voting decision becomes a case-by-case decision.

Keeping in mind the concept that no issue is considered "routine," outlined below are general voting parameters on various types of issues when there are no company- and client-specific reasons for voting to the contrary.

Specific Policies-Management Proposals
I. When voting on common, management-sponsored initiatives, Fox generally, although not always, votes in support of management.

A.     Uncontested election of directors
Fox will assess the attendance record of board members, and potentially withhold support based on a poor attendance. Poor attendance can be defined as failing to attend 75% of the scheduled board meetings.

In re-electing incumbent directors, the long-term performance of the company relative to its peers Fox will not vote to re-elect a board if the company has had consistent poor performance relative to its peers in the industry, unless the board has taken or is attempting to take steps to improve the company's performance.

Existence of any prior SEC violations and/or other criminal offenses Fox will not vote in favor of a director nominee who, to Fox's actual knowledge, is the subject of SEC or other criminal enforcement actions.

B. Approval of auditors provided they are independent as per the Sarbanes-Oxley Act.
C.     Directors' liability and indemnification.
Liability and indemnification proposals will be supported if the provisions conform with state law.
D.     General updating or passing corrective amendments to charter.
E.     Elimination of preemptive rights.
F.     Approval of a stock split.

II. When voting items, which have a potential positive financial or best interest impact, Fox generally, although not always, votes in support of management.

A. Capitalization changes which eliminate other classes of stock and differential voting rights.
B. Changes in common stock authorization for stock splits, stock dividends, and other specified needs which are no more than 100% of the existing authorization.
C. Stock purchase plans that conform with Section 423 of the Internal Revenue Code. However, plans with voting power dilution of greater than 10% will not be supported.
D.     Other stock-based plans which are appropriately structured.
E.     Reductions in supermajority vote requirements.
F.     Adoption of anti-greenmail provisions.
G. Mergers and acquisitions that are positive to shareholders after considering the following criteria: anticipated financial and operating benefits; offer price (cost v. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.
H. Mutual Funds: Approve or amend investment advisory agreement if the fee is comparable to similar funds.
I. Mutual Funds: Approve change in fundamental investment policies if there is no significant change in risk or in investment objective.

III. When voting items which have a potential negative financial or best interest impact, Fox generally, although not always, votes to oppose management.

A.     Elimination of cumulative voting.
B. Capitalization changes which add classes of stock which are "blank check" in nature or that dilute the voting interests of existing shareholders.
C. Increases in capitalization authorization greater than 100% where management does not offer an appropriate rationale for the increase or that appear to be contrary to the best interests of existing shareholders.
D. Anti-takeover provisions which serve to prevent the majority of shareholders from exercising their rights or which effectively deter appropriate tender offers and other offers.
E. Amendments to bylaws which would require supermajority shareholder votes to pass or repeal certain provisions.
F.     Classified boards of directors.
G. Reincorporation into a state which has more stringent anti-takeover and related provisions.
H. Shareholder rights plans which allow appropriate offers to shareholders to be blocked by the board or which trigger provisions which prevent legitimate offers from proceeding.
I.     Excessive compensation or non-salary compensation-related proposals.
J. Excessive change-in-control provisions embedded in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.
K.     Approve or amend director age restrictions.
L.     Adjournment of meeting in order to solicit additional votes.
M. "Other business as properly comes before the meeting" proposals which give a "blank check" to those acting as proxy.

Specific Policies-Shareholder Proposals
Traditionally, shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders

All shareholder proposals are examined closely to determine economic impact and the impact on the interests of shareholders.

I. When voting shareholder proposals, Fox in general supports the following items:
A.     Auditors should attend the annual meeting of shareholders.
B.     Restoring cumulative voting in the election of directors.
C.     Election of the board on an annual basis (declassify the board).
D.     Establishing independent audit, nominating, or compensation committees.
E.     Bylaw or charter amendments to be made only with shareholder approval.
F. Submit shareholder rights plan (poison pill) to vote, or redeem the plan.
G.     Confidential voting.
H. Expanded reporting of financial or compensation information, within reason.
I.     Undo various anti-takeover related provisions.
J.     Reduction or elimination of supermajority vote requirements.
K.     Anti-greenmail provisions.
L.     Opting-out of state business combination provisions.
M.     Requiring a majority of independent directors on the board.
N.     Elimination of outside directors' retirement benefits.

II. When voting shareholder proposals, Fox in general opposes the following items:
A.     Limiting tenure of directors.
B.     Requiring directors to own stock before being eligible to be elected.
C. Reports which are costly to provide, would require duplicative efforts, would require expenditures which are of a non-business nature, or would provide no pertinent information from the perspective of ERISA shareholders.
D. Restrictions related to social, political, or special interest issues which negatively impact the ability of the company to do business or be competitive .
E. Proposals which require inappropriate endorsements or corporate actions.
F.     Establishing a mandatory retirement age for directors.
G.     Adoption of labor standards for foreign and domestic suppliers.

III. When voting shareholder proposals, Fox in general abstains on the following items:
A.     Energy and the environment.
B.     Northern Ireland.
C.     Military business.
D.     Maquiladora Standards and International Operations Policies.
E.     Proposals regarding equal employment opportunities and discrimination.
F. Requests that companies end their production of legal, but socially questionable, products.
G.     Human resources issues.
H.     Equality principles on sexual orientation.

Corporate Governance
Corporate governance issues may include, but are not limited to, the following:

A. Corporate Defenses. Although Fox will review each proposal on a case-by-case basis, Fox will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or
(d) allow management to increase or decrease the size of the board at its own discretion. Fox will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

B. Corporate Restructuring. These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations. In determining the vote on these types of proposals, Fox will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company's long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

Identification and Resolution of Conflicts with Clients
As fiduciaries to its clients, Fox puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of Fox are able to identify potential conflicts of interest, Fox will take the following steps:

An employee of the Operations and Information Services Department of Fox will compile a list of client accounts to determine if any equity securities owned by Fox clients would be a potential "conflicted company" and compare the list of conflicted companies with the names of companies for which it expects to receive or has received proxy statements.

A determination will be made by a member of the Investment Committee
if a conflict of interest exists between Fox and its client.   If they
determine that a conflict exists, they or their designees will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

If the employee designated to administer proxies expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the "Policies"), he/she will (i) inform the Investment Committee or its designees of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.

If the employee designated to administer proxies intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, Fox will seek instruction on how the proxy should be voted from:

a.     The client, in the case of an individual or corporate client;
b. The Board of Directors, or any committee thereof identified by the Board, in the case of a Fund; or
c. The adviser, in situations where Fox acts as a sub-adviser to such adviser.

Fox will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Board of Directors or Fox, as the case may be, fails to instruct Fox on how to vote the proxy, Fox will generally abstain from voting in order to avoid the appearance of impropriety. If, however, the failure of Fox to vote its clients proxies would have a material adverse economic impact on Fox's clients' securities holdings in the Conflicted Company, Fox may vote
such proxies in order to protect its clients' interests.   In either case,
the employee designated to administer proxies will record the existence of the conflict and the resolution of the matter.

                             APPENDIX

               PORTFOLIO MANAGER INFORMATION


Presented below for the portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2004

Registered Investment
Companies
Other Pooled
Investment Vehicles
Other Accounts
Number of
Accounts
Total
Assets
Number of
Accounts
Total
Assets
Number of
Accounts
Total
Assets













Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

Registered Investment
Companies
Other Pooled
Investment Vehicles
Other Accounts
Number of
Accounts
Total
Assets
Number of
Accounts
Total
Assets
Number of
Accounts
Total
Assets















Description of any material conflicts [For each Portfolio Manager managing other accounts]






Compensation for the fiscal year completed December 31, 2004

Form and Structure of Compensation
Method



Ownership of Securities in the Funds as of December 31, 2004

None
$1 -
10,000
$10,001 -
$50,000
$50,001 -
$100,000
$100,001
-
$500,000
$500,001 -
$1,000,000
Over
$1,000,000










PART C

                              OTHER INFORMATION

Item 23.     Financial Statements and Exhibits
- - ----------------------------------------------

(a)     Financial Statements:


(b)     Exhibits:
                  Exhibit
                  Number                         Description
                  -------                        -----------

                  (a)           (1)    Certificate of Trust.  Incorporated
                                       by reference to Pre-Effective Amendment
                                       No. 1 to Registrants registration
                                       statement, filed May 7, 1999, EDGAR
                                       Accession No. 0001082744-99-000013.

                                (2) Trust Instrument of Viking Mutual Funds. Incorporated by reference to
                                       Pre-Effective Amendment No. 1 to
                                       Registrants registration statement,
                                       filed May 7, 1999, EDGAR Accession No.
                                       0001082744-99-00013.

                                (3)    Schedule A - Current Series of Viking
                                       Mutual Funds. Incorporated by reference to Post-Effective Amendment No. 3 to Registrants registration statement, filed April 17, 2001 EDGAR Accession No. 0001082744-01-00008.

                  (b) By-laws of Viking Mutual Funds. Incorporated by reference to Pre-Effective Amendment No.1 to Registrants registration statement, filed
                                May 7, 1999, EDGAR Accession No.
                                0001082744-99-00013.

                  (c) Declaration of Trust filed under (a) and By-laws filed under (b).

                  (d)           (1)     (i)    Investment Advisory and
                                               Administration Agreement Between
                                               Viking Mutual Funds and Viking
                                               Fund Management, LLC.
                                               Incorporated by reference to
                                               Registrants registration
                                               Statement, filed August 3, 1999,
                                               EDGAR Accession
                                               No. 0001082744-99-000018.

                                        (ii)   Schedule A - Series of Viking
                                               Mutual Funds Currently Subject
                                               to the Investment Advisory and
                                               Administration Agreement.
                                               Incorporated by reference
                                               to Post-Effective Amendment No.
                                               3 to Registrants registration
                                               statement, filed April 17, 2001
                                               EDGAR Accession No.
                                               0001082744-01-00008.


                                        (iii)  Schedule B - Schedule of
                                               Compensation under the
                                               Investment Advisory and
                                               Administration Agreement.
                                               Incorporated by reference
                                               to Post-Effective Amendment No.
                                               3 to Registrants registration
                                               statement, filed April 17, 2001
                                               EDGAR Accession No.
                                               0001082744-01-00008.


                                (2)     (i)    Sub-Advisory Agreement Between
                                               Viking Fund Management, LLC and
                                               Fox Asset Management with
                                               respect to Viking equity funds.
                                               Incorporated by reference to
                                               Registrants Registration
                                               Statement, filed August 3, 1999,
                                               EDGAR Accession
                                               No. 0001082744-99-000018.

                                        (ii)   Schedule A -  Series of Viking
                                               Mutual Funds Currently Subject
                                               to the Sub-Advisory Agreement.
                                               Incorporated by reference
                                               to Post-Effective Amendment No.
                                               3 to Registrants registration
                                               statement, filed April 17, 2001
                                               EDGAR Accession No.
                                               0001082744-01-00008.


                                (3)     (i)    Sub-Advisory Agreement Between
                                               Viking Fund Management, LLC and
                                               Fox Asset Management with
                                               respect to Viking municipal
                                               funds.  Incorporated by reference
                                               to Registrants Registration
                                               Statement, filed August 3, 1999,
                                               EDGAR Accession
                                               No. 0001082744-99-000018.

                                        (ii)   Schedule A -  Series of Viking
                                               Mutual Funds Currently Subject
                                               to the Sub-Advisory Agreement.
                                               Incorporated by reference to
                                               Registrants Registration
                                               Statement, filed August 3, 1999,
                                               EDGAR Accession
                                               No. 0001082744-99-000018.


                  (e)           (1)     Distribution Agreement Between Viking
                                        Mutual Funds and Viking Fund
                                        Distributors, LLC.
                                        Incorporated by reference to
                                        Registrants Registration
                                        Statement, filed August 3, 1999,
                                        EDGAR Accession
                                        No. 0001082744-99-000018.

                                (2)     Schedule A - Series of Viking Mutual
                                        Funds Currently Subject to the
                                        Distribution Agreement.
                                        Incorporated by reference
                                        to Post-Effective Amendment No. 3 to
                                        Registrants registration statement,
                                        filed April 17, 2001 EDGAR Accession No.
                                        0001082744-01-00008.


                  (f)           Bonus, Profit Sharing or Pension Plans.  None.

                  (g)          (1)     Custodian Contract Between Viking Mutual
                                       Funds and First Western Bank &
                                       Trust.  Incorporated by reference
                                       to Post-Effective Amendment No. 4 to
                                       Registrants registration statement,
                                       filed April 30, 2002 EDGAR Accession No.
                                       0001082744-02-00015.

                               (2)     Schedule of Compensation under the
                                       Custodian Contract. Incorporated by
                                       reference to Post-Effective Amendment
                                       No. 4 to Registrants registration
                                       statement, filed April 30, 2002 EDGAR
                                       Accession No. 0001082744-02-00015.



                  (h)          (1)     Transfer Agency and Service Agreement
                                       Between Viking Mutual Funds and Viking
                                       Fund Management, LLC.  Incorporated by
                                       reference to Registrants Registration
                                       Statement, filed August 3, 1999, EDGAR
                                       Accession No. 0001082744-99-000018.
 .
                               (2)     Schedule of Compensation under the
                                       Transfer Agency and Service Agreement.
                                       Incorporated by reference
                                       to Post-Effective Amendment No. 3 to
                                       Registrants registration statement,
                                       filed April 17, 2001 EDGAR Accession No.
                                       0001082744-01-00008.


                  (i) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Viking Mutual Funds.

                  (j)          Consent of Independent Auditors.  Filed
                               herewith.

                  (k)          Other Financial Statements.
                               None.

                  (l)          Initial Capital Agreements.  None.

                  (m) Plan Pursuant to Rule 12b-1. Incorporated by reference to Registrants Registration Statement, filed August 3, 1999, EDGAR Accession No. 0001082744-99-000018.

                  (n)          Rule 18f-3.  None.

                  (o)          Reserved.

                  (p) Code of Ethics. Incorporated by reference to Post-Effective Amendment No. 4 to Registrants registration statement, filed April 27, 2001 EDGAR Accession No.
                               0001082744-01-500003.


Item 24.     Persons Controlled by or under Common Control with Registrant
- - -------      -------------------------------------------------------------

     No person is controlled by or under common control with the Registrant.


Item 25.     Indemnification
- - -------      ---------------

     A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.



Item 26.     Business and Other Connections of Adviser
- - -------      -----------------------------------------
     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of Viking Fund Management, LLC is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                            BUSINESS AND OTHER CONNECTIONS
- - ----                            ------------------------------

Shannon D. Radke                Trustee, President and Treasurer, Viking Mutual
                                Funds; Governor and President, Viking Fund
                                Distributors, LLC; Chief Operations Officer,
                                ND Holdings, Inc. until 05/98,  1 North Main,
                                Minot, ND 58703;  Operations Manager, ND
                                Holdings, Inc. until 12/97, 1 North Main,
                                Minot, ND 58703.

Douglas P. Miller               Trustee, Vice President and Secretary, Viking
                                Mutual Funds; Governor, Secretary and
                                Treasured, Viking Fund Distributors, LLC;
                                Controller, ND Holdings, Inc. until 05/98,
                                1 North Main, Minot, ND 58703; Fund Accountant,
                                ND Holdings, Inc. until 05/98, 1 North Main,
                                Minot, ND 58703.

Bruce I. Christianson           Member, General Manager and Governor, South
                                Park Financial Group, LLC, 601-18th Ave. SE,
                                Suite 2, Minot, ND 58701-6732; Partner until
                                12/97 and Employee 01/98 to present, Magic City
                                Financial Group, Limited Partnership, 601-18th
                                Ave. SE, Suite 2, Minot, ND 58701-6732.



John D. Stewart                 President and Owner, Fisher Motors, Inc., 1111
                                20th Ave. SW, Minot, ND 58701; President and
                                Owner, Glacial Holdings, Inc., 2501 Bel Air
                                Place, Minot, ND 58703; Director and Past
                                Chairman, Minot Area Development Corporation,
                                1020 20th Ave. SW, Minot, ND 58701; C.P.A.,
                                Partner, Brady, Martz & Associates, P.C. until
                                09/97, 24 Central Ave. West, Minot, ND 58701.



     The principal address of Viking Mutual Funds and Viking Fund Distributors, LLC is 1400 14th Avenue SW, Minot, North Dakota 58701

Item 27.  Principal Underwriters
- - --------  ----------------------

     (a) Viking Fund Distributors, LLC, the principal underwriter distributing securities of the Registrant, does not serve as the principal underwriter or distributor for any other investment company.


     (b) Set forth below is information concerning the directors and officers of the Registrants principal underwriter. The principal business address of each of the persons listed is 1400 14th Avenue SW, Minot, North Dakota 58701, which is also the address of the Registrants principal underwriter.


                       POSITIONS AND OFFICES         POSITIONS AND OFFICES
NAME                   WITH UNDERWRITER              WITH REGISTRANT
- - ----                   ---------------------         ---------------------

Shannon D. Radke        Governor, President          Trustee, President,
                                                     Treasurer

Douglas P. Miller       Governor, Secretary,         Trustee, Vice President
                        Treasurer,                   Secretary

     (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.


Item 28.     Location of Accounts and Records
- - -------      --------------------------------

          All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of Viking Fund Management, LLC, 1400 14th Avenue SW, Minot, North Dakota 58701, and/or Fox Asset Management, 44 Sycamore Avenue, Little Silver, New Jersey, 07739-1220, except for the Registrants Trust Instrument and By-laws, minutes of meetings of the Registrants Trustees and shareholders and the Registrants policies and contracts, which are maintained at the offices of the Registrant, 1400 14th Avenue SW, Minot, North Dakota 58701.

Item 29.     Management Services
- - -------      -------------------

          Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.     Undertakings
- - -------      ------------

          None.




                                 SIGNATURES
                                 ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VIKING MUTUAL FUNDS certifies That it meets all of the requirements for effectiveness of this registration Statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Minot and State of North Dakota on the 29th day of April, 2004.

                             VIKING MUTUAL FUNDS


                         /s/Shannon D. Radke
                      By:----------------------------
                         Shannon D. Radke
                         President, Treasurer, Trustee

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                           Title                   Date
- ---------                           -----                   ----

/s/Shirley R. Martz*                Trustee                 February 25, 2005
- ------------------------
Shirley R. Martz

/s/Mike Timm*                       Trustee                 February 25, 2005
- ------------------------
Mike Timm

/s/Peter C. Zimmerman*              Trustee                February 25, 2005
- ------------------------
Peter C. Zimmerman

/s/Douglas P. Miller                Vice-President,         February 25, 2005
- ------------------------            Secretary, Trustee
Douglas P. Miller

/s/Shannon D. Radke                 President,              February 25, 2005
- -----------------------             Treasurer, Trustee
Shannon D. Radke

*Signed by power of attorney dated April 28, 2004

February 25, 2005